COUNTRY MUTUAL FUNDS
Country Growth Fund, Inc.
Country Asset Allocation Fund, Inc.
Country Tax Exempt Bond Fund, Inc.
Country Taxable Fixed Income Series Fund, Inc.
     Money Market Series
     Short-Term Government Bond Series
     Long-Term Bond Series

BOARD OF DIRECTORS
Ronald R. Warfield
Herbert G. Allen
Charlot R. Cole
Nancy J. Erickson
Ailene Miller
Wendell L. Shauman
Robert L. Phelps

OFFICERS
Ronald R. Warfield, President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
Duane L. Miller, Vice President
Richard M. Miller, Vice President
Philip T. Nelson, Vice President
Paul M. Harmon, Secretary
David A. Magers, Treasurer
Richard F. Day, Controller

INVESTMENT ADVISOR
Country Trust Bank
Bloomington, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

TRANSFER AGENT
Firstar Mutual Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
Country Trust Bank
808 IAA Drive, P.O. Box 2901
Bloomington, Illinois 61702-2901
www.countryinvestment.com

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

GENERAL COUNSEL
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

[COUNTRY MUTUAL FUNDS LOGO]                                 F30-113-05 (12/00)
   Investment Management



                              SEMI - ANNUAL REPORT

                                    COUNTRY
                                  MUTUAL FUNDS

                               December 31, 2000

                           Country Growth Fund, Inc.

                      Country Asset Allocation Fund, Inc.

                       Country Tax Exempt Bond Fund, Inc.

                 Country Taxable Fixed Income Series Fund, Inc.

                              Money Market Series

                       Short-Term Government Bond Series

                             Long-Term Bond Series






                               [GRAPHIC OMITTED]



                         High-caliber asset management

                          [COUNTRY MUTUAL FUNDS LOGO]
                             Investment Management

                               PRESIDENT'S LETTER
DEAR SHAREHOLDER:

    Not many people like to have a friend come up to them and say, "I have some good news and some bad news. Which do you want to hear first?" However, the equity and fixed income markets in 2000 presented a classic "good news/bad news" story. Fortunately, the results of your funds fall solidly into the "good news" category.

    The equity markets provided most of the bad news last year. Technology issues, which had driven stock performance over the prior 5 years, peaked in early March and declined precipitously throughout the rest of the year. The NASDAQ Composite Index, which is heavily weighted toward technology issues, was down more than 39% for the year. Broader market indices were impacted to a lesser extent, but the experience of realizing negative returns was still quite painful. The S&P 500 Index returned -9.10%, its worst yearly decline since 1977. Positive returns were generated in financial, energy, healthcare, and utility sectors, but not of sufficient magnitude to offset declines in technology and telecommunication.

    In contrast to stock performance, bonds performed very well in 2000, particularly in the last half of the year. Further more, most fixed income categories outperformed equities. A subdued inflation environment, combined with expectations of Federal Reserve actions to ease interest rates, allowed bond prices to rise significantly. The Fed's action to reduce short-term rates early in January, 2001, clearly signals a change in the interest rate cycle. The bond market continues to expect further easing, which could bode well for corporate bond performance over the near-term.

    Looking forward, the direction of the economy will likely have the greatest impact on market performance for the coming year. Leading economic indicators are suggesting that the economy is slowing down, and some economists are projecting an imminent recession. Such a scenario would have negative repercussions for both stock and bond markets. Alternatively, a "soft landing" may still be possible, which, while disruptive for equity valuations and performance, would be positive for bonds. So, the "good news/bad news" environment continues, and only time will tell what the results will be.

                              COUNTRY GROWTH FUND
                             INCEPTION DATE 12/7/78

The annualized total returns for the Fund for the period ended December 31, 2000, are as follows:

1 YEAR  5 YEAR  10 YEAR
------  ------  -------
5.54%   17.10%  14.92%

These returns assume all dividends and capital gains were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    The 5.54% return of the Fund compares very favorably to the -9.10% return of the S&P 500 Index and ranks at the 38th percentile of the Lipper Large-Cap Value category at 145 out of 389 funds for the one year period ending 12/31/00. In the second half of 2000, Lipper again reclassified the Fund, taking it out of Large-Cap Core Funds and putting it in Large-Cap Value. The Growth Fund has no control over Lipper's classification decisions. While we do position the fund aggressively or conservatively based on our market outlook, we remain committed to a strategy of investing in stocks of companies that are reasonably priced in relation to their growth prospects.

    Since late 1999, the Fund has adopted a more cautious and defensive posture in relation to the overall market. Our concerns about extended valuation levels and increasing price volatility, particularly with respect to technology-related stocks, have proven to be warranted. The positive returns generated by the Fund in 2000 are directly attributable to this conservative course of action. Although many sectors of the market have experienced considerable price correction, we do not believe that all market excesses have been eliminated. Our investment approach will continue to be patient and selective as we seek to identify solid, long-term opportunities for the benefit of our shareholders.

                         COUNTRY ASSET ALLOCATION FUND
                             INCEPTION DATE 12/7/78

The annualized returns for the Fund for the period ending December 31, 2000, are as follows:

1 YEAR  5 YEAR  10 YEAR
------  ------  -------
5.08%   12.17%  11.16%

These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    The Country Asset Allocation Fund ranked in the 22nd percentile at 53 out of 246 funds in the Lipper Flexible Portfolios category for the one-year period ending 12/31/00.

    Much of our success during 2000 can be attributed to a defensive bias in the stock portion of the portfolio. Early in the year we sold into the technology rally, as we believed a speculative bubble was about to burst. This turned out to be a timely move, as the technology-led NASDAQ plunged by over 37% in the second half of the year. Although some of the aggressive parts of the market are beginning to look more attractive, we are skeptical that they will return to their recent highs anytime soon.

    The real story during the year was the great performance of the bond market. Bonds rallied with the sharp decline in long-term interest rates. The best gains were seen in the high-quality areas of the market such as Treasuries and Agencies. A declining stock market coupled with a slowing economy led investors to the safest fixed income securities.

    Now that the Federal Reserve is taking steps to stimulate the economy, bonds may have a hard time continuing their rapid ascent. As we look forward to the coming year, we expect rates to stabilize and lead to more moderate bond returns.

    The asset allocation as of December 31, 2000, was 63.7% stocks, 32.1% bonds, and 4.2% cash equivalents.

                          COUNTRY TAX-EXEMPT BOND FUND
                             INCEPTION DATE 12/7/78

The annualized total returns for the Fund for the period ending December 31, 2001, are as follows:

1 YEAR  5 YEAR  10 YEAR
------  ------  -------
8.62%   4.91%    5.96%

These returns assume all dividend and capital gain distributions were reinvested and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced. Although the Fund's income is exempt from federal income tax, it may be subject to state income taxation.

    The municipal bond market turned in a strong performance in 2000. Yields fell as aggressive demand from investors outweighed the available bonds. The Bond Buyer 20-Bond Index declined 86 basis points, ending the year at 5.14%. The Fund's one year total return was 8.62%. This compares to the Lipper Intermediate Municipal Bond Index return of 8.55% and the Lehman Seven-Year Municipal Bond Index return of 9.07%.

    Tax-exempt assets should continue to perform well in 2001. Demand from municipal buyers continues to increase as assets are reallocated from the equity markets. One cloud on the horizon is the potential change in tax rates proposed by the Republicans. They have suggested lowering the top marginal tax rate from 39.45% to 33.00%. Although this would reduce the relative attractiveness of municipal bonds over other fixed income investments, we don't believe it would erase all of the benefits. Consequently, the municipal market should remain attractive.

                           COUNTRY MONEY MARKET FUND
                            INCEPTION DATE 10/26/81

With aggressive interest rate increases over the last eighteen months, the Federal Reserve has been successful in slowing economic growth in order to fight off inflation. Higher short-term interest rates helped the seven-day yield on the Country Money Market Series increase from 5.31% to 5.90% over the past year. The twelve-month total return also increased from 4.52% to 5.76%, which compares to the Lipper category average return of 5.70%. Now that the Federal Reserve Board feels that a slowing economy poses greater risks than rising prices, it remains to be seen how much they will need to lower interest rates in order to re-ignite the economy.

                    COUNTRY SHORT-TERM GOVERNMENT BOND FUND
                                INCEPTION 1/2/97

The annualized total returns for the Fund for the period ending December 31, 2000, are as follows:

        1 YEAR   SINCE INCEPTION
        -------  ---------------
         7.51%        5.51%

These returns assume all dividend and capital gain distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    Short interest rates declined as the U.S. economy slowed dramatically. The Federal Reserve has signaled that policy will become stimulative in the coming months, and we expect the Fed funds rate to drop below 5% this year.

    In this environment, we continue to overweight agencies for their yield advantage versus Treasuries. The average life of the Fund is approximately two years.

    For the year, our 7.51% return compares to the Merrill Lynch Short Government Bond Index return of 8.13% and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

                          COUNTRY LONG-TERM BOND FUND
                                INCEPTION 1/2/97

The annualized returns for the Fund for the period ending December 31, 2000, are as follows:

        1 YEAR   SINCE INCEPTION
        -------  ---------------
        11.58%        6.97%

These returns assume all dividend and capital gain distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    High-quality bonds were winners in 2000. The dramatic weakening of the economy caused a flight to quality and interest rates to decline. Corporate bonds underperformed the Treasury market as quality yield spreads widened to levels not seen for many years.

    As corporate yield spreads widened, we used this as an opportunity to increase our exposure to this sector. Aggressive monetary pump priming by the Federal Reserve led to an improvement in credit quality and improved corporate bond performance.

    For the year, the Fund had an 11.58% return, which compares to the Lipper Corporate Debt, A Rated Index 10.31% return.

    We expect the bond market to have modest returns in 2001 as long interest rates stabilize around current levels. If rates continue to decline, we will look for opportunities to shorten maturities.

                                   Sincerely,

                            [RONALD WARFIELD PHOTO]
                          [RONALD WARFIELD SIGNATURE]
                               Ronald R. Warfield
                                   President

    The above outlook reflects the opinions of Ronald R. Warfield as of December 2000. They are subject to change and any forecasts made cannot be guaranteed.

    Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. An investment in the Country Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

    The Bond Buyers 20-Bond Index is used as a guide in the municipal bond industry to determine trends and interest rate movements based on the 20 year yield of a select group of municipalities across the nation with an average single A rating. Please refer to the Portfolio Highlights sections for additional index information, including descriptions and performance. All indices mentioned are unmanaged indices and are not available for investment.

    Lipper Analytical Services, Inc. is an independent mutual fund ranking agency. The Country Growth Fund ranked 52 out of 174 funds and 40 out of 60 funds in the Lipper Large Cap Value Fund category for the 5 and 10-year periods ending 12/31/00. The Country Asset Allocation Fund ranked 62 out of 133 funds and 22 out of 29 funds in the Lipper Flexible Portfolios category for the 5 and 10-year periods ending 12/31/00. Voluntary fee waivers were in effect. In the absence of fee waivers, returns would have been reduced, possibly affecting the rankings.

    Funds are distributed by Quasar Distributors, LLC.

    For use only when accompanied or preceded by a prospectus. 2/01

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
        COUNTRY GROWTH FUND, INC.
         AVERAGE ANNUAL RETURNS December 31, 2000

                                                                            1 YEAR    5 YEARS    10 YEARS
                                                                            ------    -------    --------
              Growth Fund                                                    5.54%    17.10%      14.92%
              S&P 500 Index                                                 -9.10%    18.33%      17.46%

         TEN LARGEST HOLDINGS December 31, 2000

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              General Electric Co.........................................  $ 4,362,313      2.31%
              Emerson Electric Co.........................................    4,255,875      2.25
              Allstate Corp...............................................    4,094,875      2.16
              Merck & Co., Inc............................................    4,025,875      2.13
              Proctor & Gamble Co.........................................    3,921,875      2.07
              Fannie Mae..................................................    3,903,750      2.06
              Citigroup, Inc..............................................    3,744,566      1.98
              Bristol-Myers Squibb Co.....................................    3,696,875      1.95
              Wal-Mart Stores, Inc........................................    3,453,125      1.83
              Tellabs, Inc................................................    3,288,300      1.74
                                                                            -----------     -----
                                                                            $38,747,429     20.48%
                                                                            ===========     =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        COUNTRY ASSET ALLOCATION FUND, INC.
         AVERAGE ANNUAL RETURNS December 31, 2000

                                                                            1 YEAR    5 YEARS    10 YEARS
                                                                            ------    -------    --------
              Asset Allocation Fund                                          5.08%    12.17%      11.16%
              S&P 500 Index                                                 -9.10%    18.33%      17.46%
              Merrill Lynch U.S. Domestic Master Bond Index*                11.73%     6.47%       8.01%
              Lipper Balanced Fund Index**                                   2.39%    11.80%      12.45%

         ---------------------------------
          * The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

         ** The Lipper Balanced Fund Index has funds that aim to conserve principal with a balanced portfolio of stocks and bonds.

         TEN LARGEST HOLDINGS December 31, 2000

                                                                                          PERCENT
                                                                              VALUE       OF FUND
                                                                            ----------    -------
              General Electric Co.........................................  $  479,375      2.15%
              Bristol-Myers Squibb Co.....................................     406,656      1.82
              Citigroup, Inc..............................................     385,471      1.73
              Merck & Co., Inc............................................     374,500      1.68
              Tellabs, Inc................................................     367,250      1.65
              Wells Fargo Co..............................................     361,969      1.62
              U.S. Treasury Bond, 5.250%, 11/15/28........................     335,518      1.50
              Oracle Corp.................................................     325,500      1.46
              Cisco Systems, Inc..........................................     317,475      1.42
              United Air Lines, 7.73%, 07/01/10...........................     316,907      1.42
                                                                            ----------     -----
                                                                            $3,670,621     16.45%
                                                                            ==========     =====

--------------------------------------------------------------------------------

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
        COUNTRY TAX EXEMPT BOND FUND, INC.
         AVERAGE ANNUAL RETURNS December 31, 2000

                                                                            1 YEAR   5 YEARS    10 YEARS
                                                                            ------   -------    --------
              Tax Exempt Bond Fund                                          8.62%     4.91%      5.96%
              Lehman Brothers 7-Year Municipal Bond Index*                  9.07%     5.38%      6.75%
              Lipper Intermediate Municipal Bond Index**                    8.67%     4.80%      6.09%

         ---------------------------------
          * The Lehman Brothers 7-Year Municipal Bond Index is a compilation of tax-exempt municipal bonds with maturities in the six to eight year range. The Lehman Index does not reflect investments in cash, the impact of any servicing, investment management, or administrative expenses. The Lehman 7-Year Municipal Bond Index inception is 1991.

         ** The Lipper Intermediate Municipal Bond Index is a compilation of tax-exempt municipal bond funds with a five to ten year average weighted maturity.

         TEN LARGEST HOLDINGS December 31, 2000

                                                                                          PERCENT
                                                                              VALUE       OF FUND
                                                                            ----------    -------
              Illinois Health Facilities Authority Revenue, 6.800%,
               10/01/24...................................................  $  830,872      5.25%
              Texas A&M University Revenue Financing System, 5.375%,
               05/15/14...................................................     615,006      3.88
              Pennsylvania State Higher Education Revenue Bonds, 5.600%,
               09/01/10...................................................     602,088      3.80
              Indiana University Trustee Revenue Bonds, Students Fees,
               5.700%, 08/01/10...........................................     583,913      3.69
              Peru, Indiana Community School Corp. Revenue, 6.750%,
               01/01/09...................................................     578,600      3.65
              Beaufort County, South Carolina School District General
               Obligation Unlimited,
               Series B, 5.625%, 03/01/17.................................     576,923      3.64
              Illinois State Sales Tax Revenue, 5.400%, 06/15/13..........     567,765      3.59
              New Jersey State Unlimited General Obligation, 6.000%,
               02/15/11...................................................     564,345      3.56
              Cleveland Ohio Waterworks Revenue Bond, Series G, 5.500%,
               01/01/13...................................................     556,406      3.52
              Maricopa County, School District #93 Arizona Unlimited Tax
               General Obligation,
               6.4000%, 07/01/06..........................................     552,275      3.49
                                                                            ----------     -----
                                                                            $6,028,193     38.07%
                                                                            ==========     =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
         MONEY MARKET SERIES
         AVERAGE ANNUAL RETURNS December 31, 2000

                                                                            1 YEAR   5 YEARS    10 YEARS
                                                                            ------   -------    --------
              Money Market Fund                                             5.76%     4.91%      4.34%
              Salomon Brothers 3-month Treasury Bill Index*                 5.96%     5.25%      4.87%
              Lipper Money Market Fund Index**                              5.70%     5.00%      4.62%

         ---------------------------------
          * The Salomon Smith Barney 3-month Treasury Bill Index is an average of the last three-month Treasury bill issues. It measures monthly return equivalents of yield averages that are not marked to market.

         ** The Lipper Money Market Fund Index is an average of all money market mutual funds in an investment objective as compiled by Lipper.

         TEN LARGEST HOLDINGS December 31, 2000

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Harris Insight Money Market Fund............................  $ 2,894,793      4.41%
              Transamerica Financial Corp., 6.58%, 01/18/01...............    2,123,382      3.24
              Quebec Province, 8.71%, 02/15/01............................    2,004,689      3.06
              Philip Morris Corp., 6.56%, 01/25/01........................    1,866,800      2.84
              American Express Credit Corp., 6.57%, 01/31/01..............    1,770,255      2.70
              General Electric Capital Corp., 6.80%, 01/11/01.............    1,665,000      2.54
              Wells Fargo & Co., 6.48%, 02/14/01..........................    1,512,922      2.31
              Texaco, Inc., 6.58%, 01/19/01...............................    1,500,000      2.29
              Paccar Financial Corp., 6.50%, 01/17/01.....................    1,495,667      2.28
              American Express Credit Corp., 6.60%, 01/12/01..............    1,430,000      2.18
                                                                            -----------     -----
                                                                            $18,263,508     27.85%
                                                                            ===========     =====

         PORTFOLIO CHARACTERISTICS December 31, 2000
         CURRENT YIELD: 5.89%
         30 DAY AVERAGE YIELD: 5.87%
         7-DAY AVERAGE YIELD: 5.90%

         AVERAGE DAYS TO MATURITY: 39.0

--------------------------------------------------------------------------------

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

        COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
         SHORT-TERM GOVERNMENT BOND SERIES
         AVERAGE ANNUAL RETURNS December 31, 2000

                                                                                        SINCE
                                                                                      INCEPTION
                                                                            1 YEAR    01/02/97
                                                                            ------    ---------
              Short-Term Government Bond Fund                                7.51%       5.51%
              Merrill Lynch U.S. Domestic Master Bond Index*                11.73%       7.34%
              Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index**       8.13%       6.23%

         ---------------------------------
          * The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

         ** The Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index is an index of Treasury securities with maturities ranging from one to three years which are guaranteed as to the timely payment of principal and interest by the U.S. Government.
         TEN LARGEST HOLDINGS December 31, 2000

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              U.S. Treasury Notes, 6.500%, 08/31/01.......................  $ 3,016,812     11.05%
              U.S. Treasury Bonds, 6.250%, 02/28/02.......................    2,018,864      7.39
              Private Export Funding, 7.650%, 05/15/06....................    1,629,750      5.97
              Federal National Mortgage Association, 6.500%, 08/01/04.....    1,402,018      5.13
              Private Export Funding, 6.450%, 09/30/04....................    1,025,445      3.75
              Federal Home Loan Mortgage Corp., 6.250%, 07/15/04..........    1,018,598      3.73
              General Electric Cap Corp Notes, Series MTNA, 6.700%,
               10/01/02...................................................    1,012,889      3.71
              Federal Farm Credit Bank, 6.625%, 02/01/02..................    1,009,536      3.70
              Federal Home Loan Bank, 6.140%, 12/17/01....................      999,336      3.66
              Federal Home Loan Bank, 5.950%, 04/01/02....................      998,227      3.66
                                                                            -----------     -----
                                                                            $14,131,475     51.75%
                                                                            ===========     =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
         LONG-TERM BOND SERIES
         AVERAGE ANNUAL RETURNS December 31, 2000

                                                                                        SINCE
                                                                                      INCEPTION
                                                                            1 YEAR    01/02/97
                                                                            ------    ---------
              Long-Term Bond Fund                                           11.58%       6.97%
              Merrill Lynch U.S. Domestic Master Bond Index*                11.73%       7.34%

         ---------------------------------
         * The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
         TEN LARGEST HOLDINGS December 31, 2000

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Federal Home Loan Mortgage Association, 7.000%, 03/01/12....  $ 2,273,957      5.38%
              Government National Mortgage Association, 6.500%,
               07/15/29...................................................    1,585,945      3.76
              Federal Home Loan Bank, 5.800%, 09/02/08....................    1,190,244      2.82
              Government National Mortgage Association, 8.000%,
               07/15/26...................................................    1,116,685      2.64
              U.S. Treasury Bond, 5.25%, 11/15/28.........................    1,102,415      2.61
              U.S. Treasury Bond, 6.125%, 08/15/29........................    1,089,376      2.58
              Government National Mortgage Association, 6.500%,
               04/15/26...................................................    1,018,665      2.41
              California Infrastructure PG & E, 6.420%, 09/25/08..........    1,009,765      2.39
              Government National Mortgage Association, 7.500%,
               11/15/29...................................................      993,140      2.35
              Federal National Mortgage Association, 6.375%, 06/15/09.....      769,279      1.82
                                                                            -----------     -----
                                                                            $12,149,471     28.76%
                                                                            ===========     =====

--------------------------------------------------------------------------------

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2000 (unaudited)

--------------------------------------------------------------------------------
COUNTRY GROWTH FUND, INC.

                                            SHARES        VALUE
                                          ----------   ------------
COMMON STOCK -- 92.36%
BASIC INDUSTRY -- 1.22%
Nucor Corp. ..........................        58,000   $  2,301,875
                                                       ------------
CAPITAL GOODS -- 6.26%
Caterpillar, Inc. ....................        68,300      3,231,444
Emerson Electric Co. .................        54,000      4,255,875
General Electric Co. .................        91,000      4,362,313
                                                       ------------
                                                         11,849,632
                                                       ------------
COMMUNICATION SERVICES -- 6.03%
ALLTEL Corp. .........................        39,400      2,460,038
SBC Communications, Inc. .............        46,500      2,220,375
Qwest Communications International
 Inc.* ...............................        45,999      1,885,959
Verizon Communications, Inc. .........        61,900      3,102,737
WorldCom, Inc.* ......................       124,000      1,743,750
                                                       ------------
                                                         11,412,859
                                                       ------------
CONSUMER CYCLICAL -- 8.76%
Gentex Corp.* ........................       124,000      2,309,500
Home Depot, Inc. .....................        45,500      2,078,781
Intimate Brands, Inc. ................       119,500      1,792,500
Jones Apparel Group, Inc.* ...........        50,000      1,609,375
Masco Corp. ..........................       115,000      2,954,063
Tribune Co. ..........................        56,000      2,366,000
Wal-Mart Stores, Inc. ................        65,000      3,453,125
                                                       ------------
                                                         16,563,344
                                                       ------------
CONSUMER STAPLES -- 10.83%
Albertson's, Inc. ....................        80,000      2,120,000
Coca-Cola Co. ........................        29,900      1,822,031
Dean Foods Co. .......................        64,400      1,976,275
Fox Entertainment Group, Inc.* .......        96,500      1,724,938
Gillette Co. .........................        63,000      2,275,875
Kimberly-Clark Corp. .................        39,000      2,756,910
Philip Morris Companies, Inc. ........        50,000      2,200,000
Proctor & Gamble Co. .................        50,000      3,921,875
Unilever N.V., ADR ...................        26,785      1,685,781
                                                       ------------
                                                         20,483,685
                                                       ------------
ENERGY -- 9.18%
Chevron Corp. ........................        22,800      1,925,175
Diamond Offshore Drilling, Inc. ......        58,000      2,320,000
Exxon Mobil Corp. ....................        35,000      3,042,812
Halliburton Co. ......................        46,000      1,667,500
Phillips Petroleum Co. ...............        28,000      1,592,500
Royal Dutch Petroleum Co. ADR ........        45,000      2,725,312
Unocal Corp. .........................        44,000      1,702,250
Schlumberger Ltd. ....................        30,000      2,398,125
                                                       ------------
                                                         17,373,674
                                                       ------------
FINANCE -- 15.13%
Allstate Corp. .......................        94,000      4,094,875
American Express Co. .................        36,000      1,977,750
American International Group, Inc. ...        30,000      2,956,875
Bank of New York .....................        51,000      2,814,563
Bank One Corp. .......................        49,500      1,812,937
Citigroup, Inc. ......................        73,333      3,744,566
Fannie Mae ...........................        45,000      3,903,750
MGIC Investment Corp. ................        26,700      1,800,581
Washington Mutual, Inc. ..............        48,200      2,557,612
Wells Fargo Co. ......................        53,000      2,951,437
                                                       ------------
                                                         28,614,946
                                                       ------------

                                            SHARES        VALUE
                                          ----------   ------------
HEALTH -- 12.02%
Abbott Laboratories ..................        53,150   $  2,574,453
Becton, Dickinson and Co. ............        53,500      1,852,438
Biogen, Inc.* ........................        37,000      2,222,313
Bristol-Myers Squibb Co. .............        50,000      3,696,875
Elan Corp., PLC, ADR* ................        47,900      2,242,319
Johnson & Johnson ....................        30,000      3,151,875
Merck & Co., Inc. ....................        43,000      4,025,875
Pfizer, Inc. .........................        64,425      2,963,550
                                                       ------------
                                                         22,729,698
                                                       ------------
TECHNOLOGY -- 16.81%
Agilent Technologies, Inc.* ..........        42,628      2,333,883
America Online, Inc.* ................        42,500      1,479,000
Analog Devices, Inc.* ................        33,425      1,710,942
BMC Software, Inc.* ..................       100,000      1,400,000
Cisco Systems, Inc.* .................        72,000      2,754,000
W.W. Grainger, Inc. ..................        56,000      2,044,000
Hewlett-Packard Co. ..................        51,200      1,616,000
Intel Corp. ..........................        98,600      2,964,163
International Business Machines
 Corp. ...............................        25,500      2,167,500
Lucent Technologies, Inc. ............       100,000      1,350,000
Microsoft Corp.* .....................        75,000      3,253,125
Motorola, Inc. .......................        86,000      1,741,500
Oracle Corp.* ........................        82,000      2,383,125
Sun Microsystems, Inc.* ..............        47,200      1,315,700
Tellabs, Inc.* .......................        58,200      3,288,300
                                                       ------------
                                                         31,801,238
                                                       ------------
TRANSPORTATION -- 1.37%
Burlington Northern Santa Fe Corp. ...        35,000        990,937
FedEx Corp.* .........................        40,000      1,598,400
                                                       ------------
                                                          2,589,337
                                                       ------------
UTILITIES -- 4.75%
DPL, Inc. ............................        62,500      2,074,219
NICOR, Inc. ..........................        49,150      2,122,666
NRG Energy, Inc.* ....................        52,000      1,446,250
Progress Energy, Inc. ................        35,900      1,765,831
Wisconsin Energy Corp. ...............        70,000      1,579,375
                                                       ------------
                                                          8,988,341
                                                       ------------
TOTAL COMMON STOCK
 (cost $117,707,525) .................                  174,708,629
                                                       ------------

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2000 (unaudited)

--------------------------------------------------------------------------------
COUNTRY GROWTH FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                            AMOUNT        VALUE
                                          ----------   ------------
COMMERCIAL PAPER -- 5.82%
American Express Co. 6.75%,
  01-31-01 ...........................    $  320,000   $    318,248
Cit Group Holdings, Inc. 6.64%,
 01-23-01 ............................     2,000,000      2,000,000
General Motors Corp. 6.62%,
 01-04-01 ............................     1,100,000      1,100,000
Household Financial Corp. 6.65%,
 01-11-01 ............................     1,000,000      1,000,000
Paccar Financial 6.45%, 02-20-01 .....       300,000        297,312
Phillip Morris Co. 6.64%, 01-18-01 ...     3,000,000      2,990,593
Verizon Network Funding 6.59%,
 01-03-01 ............................     3,295,000      3,293,794
                                                       ------------
TOTAL COMMERCIAL PAPER
 (cost $10,999,947) ..................                   10,999,947
                                                       ------------

                                            SHARES        VALUE
                                          ----------   ------------
OTHER SHORT TERM INVESTMENTS -- 1.36%
MONEY MARKET FUNDS
Harris Insight Money Market Fund .....     1,875,897   $  1,875,897
Federated Prime Obligation Fund ......       695,850        695,850
                                                       ------------
TOTAL MONEY MARKET FUNDS
 (cost $2,571,747) ...................                    2,571,747
                                                       ------------
TOTAL INVESTMENTS -- 99.54%
 (cost $131,279,219) .................                  188,280,323
                                                       ------------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 0.46% ................                      876,300
                                                       ------------
NET ASSETS -- 100.00% ................                 $189,156,623
                                                       ============
* non-income producing

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2000 (unaudited)

--------------------------------------------------------------------------------
COUNTRY ASSET ALLOCATION FUND, INC.

                                           SHARES         VALUE
                                         -----------   ------------
COMMON STOCK -- 62.59%
BASIC INDUSTRY -- 0.98%
Nucor Corp. .........................          5,500   $    218,281
                                                       ------------
CAPITAL GOODS -- 3.10%
Caterpillar, Inc. ...................          4,500        212,906
General Electric Co. ................         10,000        479,375
                                                       ------------
                                                            692,281
                                                       ------------
COMMUNICATION SERVICES -- 4.71%
ALLTEL Corp. ........................          3,400        212,287
BellSouth Corp. .....................          3,000        122,812
Qwest Communications International,
 Inc.* ..............................          2,593        106,313
SBC Communications, Inc. ............          3,694        176,389
Verizon Communications, Inc. ........          5,822        291,828
WorldCom, Inc.*......................         10,000        140,625
                                                       ------------
                                                          1,050,254
                                                       ------------
CONSUMER CYCLICAL -- 5.76%
Gentex Corp.*........................         10,500        195,563
Home Depot, Inc. ....................          3,100        141,631
Intimate Brands, Inc. ...............         11,000        165,000
Jones Apparel Group, Inc.*...........          6,000        193,125
Masco Corp. .........................          7,100        182,381
Tribune Co. .........................          4,000        169,000
Wal-Mart Stores, Inc. ...............          4,500        239,063
                                                       ------------
                                                          1,285,763
                                                       ------------
CONSUMER STAPLES -- 6.44%
Albertson's, Inc. ...................          2,900         76,850
Dean Foods Co. ......................          4,900        150,369
Fox Entertainment Group, Inc.*.......          7,500        134,062
Gillette Co. ........................          5,000        180,625
Kimberly-Clark Corp. ................          4,200        296,898
Newell Rubbermaid, Inc. .............          6,800        154,700
Philip Morris Companies, Inc. .......          4,000        176,000
Procter & Gamble Co. ................          3,400        266,688
                                                       ------------
                                                          1,436,192
                                                       ------------
ENERGY -- 5.79%
Diamond Offshore Drilling, Inc. .....          4,800        192,000
Exxon Mobil Corp. ...................          3,400        295,587
Halliburton Co. .....................          4,500        163,125
Phillips Petroleum Co. ..............          3,400        193,375
Royal Dutch Petroleum Co., ADR.......          4,000        242,250
Unocal Corp. ........................          5,300        205,044
                                                       ------------
                                                          1,291,381
                                                       ------------
FINANCE -- 10.03%
Allstate Corp. ......................          4,000        174,250
American Express Co. ................          2,400        131,850
American International Group,
 Inc. ...............................          2,100        206,981
Bank of America Corp. ...............          3,055        140,148
Bank of New York.....................          4,500        248,344
Bank One Corp. ......................          5,500        201,438
Citigroup, Inc. .....................          7,549        385,471
Fannie Mae ..........................          3,000        260,250
Washington Mutual, Inc. .............          2,400        127,350
Wells Fargo Co. .....................          6,500        361,969
                                                       ------------
                                                          2,238,051
                                                       ------------

                                           SHARES         VALUE
                                         -----------   ------------
HEALTH -- 8.70%
Becton, Dickinson and Co. ...........          4,600   $    159,275
Biogen, Inc.* .......................          4,100        246,256
Bristol-Myers Squibb Co. ............          5,500        406,656
Elan Corp. PLC, ADR* ................          6,100        285,556
Johnson & Johnson ...................          2,500        262,656
Merck & Co., Inc. ...................          4,000        374,500
Pfizer, Inc. ........................          4,500        207,000
                                                       ------------
                                                          1,941,899
                                                       ------------
TECHNOLOGY -- 13.20%
Agilent Technologies, Inc.* .........          3,000        164,250
America Online, Inc.* ...............          3,100        107,880
Analog Devices, Inc.* ...............          5,000        255,938
BMC Software, Inc.* .................          8,800        123,200
Cisco Systems, Inc.* ................          8,300        317,475
W.W. Grainger, Inc. .................          3,500        127,750
Hewlett Packard Co. .................          2,000         63,125
Intel Corp. .........................          7,000        210,437
International Business Machines
 Corp. ..............................          2,400        204,000
Lucent Technologies, Inc. ...........          5,000         67,500
Microsoft Corp.* ....................          6,400        277,600
Motorola, Inc. ......................          7,300        147,825
Oracle Corp.* .......................         11,200        325,500
Sun Microsystems, Inc.* .............          6,600        183,975
Tellabs, Inc.* ......................          6,500        367,250
                                                       ------------
                                                          2,943,705
                                                       ------------
TRANSPORTATION -- 1.08%
Burlington Northern Santa Fe
 Corp. ..............................          4,000        113,250
FedEx Corp.* ........................          3,200        127,872
                                                       ------------
                                                            241,122
                                                       ------------
UTILITIES/TELEPHONE -- 2.80%
NICOR, Inc. .........................          4,500        194,344
NRG Energy, Inc.* ...................          5,700        158,531
Williams Companies, Inc. ............          4,000        159,750
Wisconsin Energy Corp. ..............          5,000        112,813
                                                       ------------
                                                            625,438
                                                       ------------
TOTAL COMMON STOCK
 (cost $9,548,913) ..................                    13,964,367
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT
                                         -----------
BONDS AND NOTES -- 32.56%
AIRLINES -- 1.42%
United Air Lines 7.730%, 07/01/10 ...    $   300,000   $    316,906
                                                       ------------
ASSET BACKED -- 3.84%
Amresco Residential Securities
 Mortgage Loan Trust
 6.925%, 06/25/25 ...................        100,000         99,914
Chemical Master Credit Card Trust
 5.980%, 09/15/08 ...................        200,000        199,773
Discover Card Corp. Trust
 5.600%, 05/16/06 ...................        250,000        247,818
Green Tree Financial Corp.
 6.870%, 01/15/29 ...................         98,514         99,918
The Money Store Home Equity Trust
 8.140%, 10/15/27 ...................        200,000        208,513
                                                       ------------
                                                            855,936
                                                       ------------

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2000 (unaudited)

--------------------------------------------------------------------------------
COUNTRY ASSET ALLOCATION FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
AUTO -- 0.49%
General Motors Acceptance Corp.
 8.875%, 06/01/10 ...................    $   100,000   $    109,285
                                                       ------------
BANKING -- 2.34%
ABN AMRO BK NV (Chicago) Global Bond
 7.125%, 06/18/07 ...................        100,000        101,705
Citicorp
 7.200%, 06/15/07 ...................        100,000        102,153
Bank of America Corp.
 5.750%, 03/15/01 ...................        200,000        199,635
International American Development
 Bank
 8.875%, 06/01/09 ...................        100,000        118,808
                                                       ------------
                                                            522,301
                                                       ------------
CHEMICALS -- 0.45%
Du Pont (E.I.) De Nemours & Co.
 6.750%, 10/15/02 ...................        100,000        101,392
                                                       ------------
FINANCE -- 1.75%
Household Finance Corp.
 6.400%, 06/17/08 ...................        200,000        191,392
Merrill Lynch & Co., Inc.
 6.020%, 05/11/01 ...................        200,000        199,829
                                                       ------------
                                                            391,221
                                                       ------------
FOOD & BEVERAGE -- 2.47%
Campbell Soup Co.
 4.750%, 10/01/03 ...................        200,000        192,820
Coca-Cola Co.
 6.625%, 10/01/02 ...................        100,000        100,665
Coca-Cola Enterprises
 7.000%, 10/01/26 ...................        250,000        257,574
                                                       ------------
                                                            551,059
                                                       ------------
INDUSTRIAL -- 0.93%
Amoco Canada Petroleum Co.
 7.950%, 10/01/22 ...................        100,000        107,896
Raytheon Co.
 5.950%, 03/15/01 ...................        100,000         99,710
                                                       ------------
                                                            207,606
                                                       ------------
MUNICIPAL -- 1.12%
New York State Power Authority
 Revenue
 6.050%, 02/15/15 ...................        250,000        249,700
                                                       ------------
RETAILING -- 1.78%
Sears Roebuck Acceptance Corp.
 6.000%, 03/20/03 ...................        200,000        196,542
Sears Roebuck Credit Account Master
 Trust
 5.650%, 03/17/09 ...................        200,000        199,197
                                                       ------------
                                                            395,739
                                                       ------------
TECHNOLOGY -- 0.69%
Sun Microsystems, Inc.
 7.500%, 08/15/06 ...................        150,000        154,793
                                                       ------------
TELEPHONE UTILITY -- 1.89%
Bell Telephone Co of PA Putable
 Debentures
 8.350%, 12/15/30 ...................        200,000        221,611
BellSouth Capital Funding Corp.
 6.040%, 11/15/26 ...................        200,000        199,342
                                                       ------------
                                                            420,953
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
TRANSPORTATION -- 0.91%
Norfolk Southern Corp.
 7.050%, 05/01/37 ...................    $   200,000   $    202,824
                                                       ------------
U.S. GOVERNMENT AGENCIES -- 8.60%
Federal Home Loan Mortgage Corp.
 8.750%, 04/01/01 ...................          3,258          3,264
 10.150%, 04/15/06 ..................          1,203          1,205
 6.500%, 06/15/06 ...................        108,110        108,052
 6.000%, 12/15/08 ...................        200,000        195,584
 6.625%, 09/15/09 ...................        200,000        208,248
 6.400%, 09/25/28 ...................        250,000        246,336
Federal National Mortgage Association
 6.375%, 06/15/09 ...................        250,000        256,426
 6.000%, 02/18/21 ...................        300,000        298,223
 6.247%, 03/17/21 ...................        274,116        273,793
Government National Mortgage
 Association
 Pool #030111
 9.000%, 05/15/09....................          7,626          8,022
Government National Mortgage
 Association
 Pool #023653
 9.500%, 06/15/09....................          4,871          5,190
Government National Mortgage
 Association
 Pool #032147
 9.500%, 08/15/09....................          1,109          1,182
Government National Mortgage
 Association
 Pool #161621
 9.000%, 07/15/16....................         31,373         32,937
Government National Mortgage
 Association
 Pool #434441
 6.500%, 07/15/29....................        282,524        279,697
                                                       ------------
                                                          1,918,159
                                                       ------------
U.S. GOVERNMENT OBLIGATIONS -- 3.88%
Tennessee Valley Authority Bonds
 5.375%, 11/13/08 ...................        150,000        144,123
U.S. Treasury Bonds
 11.625%, 11/15/04 ..................        100,000        122,367
 5.250%, 11/15/28....................        350,000        335,518
U.S. Treasury Notes
 6.625%, 04/30/02 ...................        100,000        101,609
 6.875%, 05/15/06 ...................        150,000        162,340
                                                       ------------
                                                            865,957
                                                       ------------
TOTAL BONDS AND NOTES
 (cost $7,120,931) ..................                     7,263,831
                                                       ------------
                                           SHARES         VALUE
                                         -----------   ------------
MONEY MARKET FUND -- 3.72%
  (cost $829,971)
Federated Prime Obligation Fund .....        829,971   $    829,971
                                                       ------------
TOTAL INVESTMENTS -- 98.87%
 (cost $17,499,815) .................                    22,058,169
                                                       ------------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 1.13% ...............                       251,260
                                                       ------------
NET ASSETS -- 100.00% ...............                  $ 22,309,429
                                                       ============
* non-income producing

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2000 (unaudited)

--------------------------------------------------------------------------------
COUNTRY TAX EXEMPT BOND FUND, INC.

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
MUNICIPAL BONDS
  (TAX EXEMPT) -- 97.07%
ARIZONA -- 3.49%
Maricopa County, School District #93
 Unlimited Tax General Obligation
 6.400%, 07/01/06....................    $   500,000   $    552,275
                                                       ------------
CALIFORNIA -- 1.89%
City of Fresno, California Sewer
 System Revenue
 6.250%, 09/01/14....................        250,000        298,262
                                                       ------------
GEORGIA -- 1.74%
Atlanta, Georgia Airport Revenue
 Bonds, Series A
 5.750%, 01/01/11....................        250,000        275,190
                                                       ------------
ILLINOIS -- 13.39%
Illinois Health Facilities Authority
 Revenue
 6.800%, 10/01/24....................        800,000        830,872
Illinois State Sales Tax Revenue
 5.400%, 06/15/13....................        550,000        567,765
Northwest Suburban Municipal Joint
 Action Water Agency Illinois
 Contract Revenue
 6.450%, 05/01/07....................        400,000        445,652
Regional Transportation Authority
 Illinois Unlimited Tax General
 Obligation
 5.750%, 06/01/11....................        250,000        276,200
                                                       ------------
                                                          2,120,489
                                                       ------------
INDIANA -- 7.34%
Indiana University Trustee Revenue
 Bonds, Student Fees
 5.700%, 08/01/10....................        550,000        583,913
Peru, Indiana Community School Corp.
 Revenue
 6.750%, 01/01/09....................        550,000        578,600
                                                       ------------
                                                          1,162,513
                                                       ------------
KENTUCKY -- 3.23%
Jefferson County, Kentucky School
 District Financing Corp. School
 Building Revenue, Series A
 5.300%, 07/01/15....................        500,000        511,975
                                                       ------------
MASSACHUSETTS -- 4.02%
Massachusetts State Grant
 Anticipation
 Notes Revenue Bond
 5.000%, 12/15/08....................        100,000        104,607
Massachusetts State Water Pollution
 Abatement Revenue Bonds
 5.250%, 08/01/11....................        500,000        532,160
                                                       ------------
                                                            636,767
                                                       ------------
MICHIGAN -- 2.66%
Michigan State Hospital Financing
 Authority Revenue Ascension Health
 Credit, Series A
 5.500%, 11/15/06....................        400,000        420,224
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
MISSOURI -- 7.51%
Cape Girardeau, Missouri Waterworks
 System Revenue
 7.450%, 03/01/05....................    $   500,000   $    547,780
Missouri State Environmental
 Improvement & Energy Resource
 Authority Pollution
   Control Revenue
 5.250%, 12/01/09....................        250,000        262,630
Missouri State Health and Educational
 Facilities Revenue Bond
 6.000%, 05/15/07....................        350,000        379,410
                                                       ------------
                                                          1,189,820
                                                       ------------
NEVADA -- 5.86%
Clark County, Nevada School District
 General Obligation
 5.250%, 06/01/07....................        500,000        514,495
Henderson, Nevada Water & Sewer
 Unlimited Tax General Obligation
 5.375%, 06/01/07....................        400,000        412,920
                                                       ------------
                                                            927,415
                                                       ------------
NEW JERSEY -- 5.22%
Essex County, New Jersey Unlimited
 General Obligation
 5.000%, 08/01/07....................        250,000        261,397
New Jersey State Unlimited General
 Obligation
 6.000%, 02/15/11....................        500,000        564,345
                                                       ------------
                                                            825,742
                                                       ------------
NEW YORK -- 4.91%
Kings Point, New York General
 Obligation
 5.400%, 06/15/15....................        250,000        263,175
New York State Dormitory Authority
 Revenue
 5.500%, 07/01/12....................        500,000        514,030
                                                       ------------
                                                            777,205
                                                       ------------
NORTH CAROLINA -- 3.41%
Guilford County, North Carolina
 General Obligation Unlimited, Series
 B
 5.000%, 10/01/11....................        250,000        260,548
North Carolina Eastern Municipal
 Power Agency System Revenue
 7.000%, 01/01/08....................        250,000        278,620
                                                       ------------
                                                            539,168
                                                       ------------
OHIO -- 8.12%
Cleveland Ohio Waterworks Revenue
 Bond, Series G
 5.500%, 01/01/13....................        515,000        556,406
Columbus Ohio Series 2 Unlimited
 General Obligation
 5.500%, 06/15/16....................        200,000        211,662
Montgomery County, Ohio,
 Moraine-Beaver Creek Sewer Revenue
 5.600%, 09/01/11....................        500,000        517,830
                                                       ------------
                                                          1,285,898
                                                       ------------

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2000 (unaudited)

--------------------------------------------------------------------------------
COUNTRY TAX EXEMPT BOND FUND, INC. (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
PENNSYLVANIA -- 3.80%
Pennsylvania State Higher Education
 Revenue Bonds, Series A
 5.600%, 09/01/10....................    $   575,000   $    602,088
                                                       ------------
SOUTH CAROLINA -- 3.64%
Beaufort County, South Carolina
 School District General Obligation
 Unlimited, Series B
 5.625%, 03/01/17....................        550,000        576,923
                                                       ------------
TEXAS -- 9.17%
Texas A & M University Revenue
 Financing System
 5.375%, 05/15/14....................        600,000        615,006
United Independent School District,
 Texas
 6.700%, 08/15/08....................        465,000        534,676
 5.375%, 08/15/25....................        300,000        302,970
                                                       ------------
                                                          1,452,652
                                                       ------------
UTAH -- 5.38%
Iron County, Utah School District
 General Obligation Unlimited
 5.500%, 01/15/10....................        500,000        538,345
Utah State Board Regents Revenue
 5.500%, 08/01/05....................        300,000        314,301
                                                       ------------
                                                            852,646
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
WASHINGTON -- 2.29%
Washington State Public Power Supply
 Revenue Series A
 5.750%, 07/01/09....................    $   335,000   $    362,356
                                                       ------------
TOTAL MUNICIPAL BONDS
 (cost $14,782,920)..................                    15,369,608
                                                       ------------

                                             SHARES
                                            ---------
TAX EXEMPT MONEY MARKET
 FUND -- 0.97%
 (cost $153,125)
Nuveen Tax-Exempt Money Fund............      153,125       153,125
                                                        -----------
TOTAL INVESTMENTS -- 98.04%
 (cost $14,936,045).....................                 15,522,733
                                                        -----------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 1.96%...................                    311,121
                                                        -----------
NET ASSETS -- 100.00%...................                $15,833,854
                                                        ===========

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2000 (unaudited)

--------------------------------------------------------------------------------
COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
MONEY MARKET SERIES

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
COMMERCIAL PAPER -- 86.18%
AUTO & TRUCK -- 19.53%
DaimlerChrysler Corp.
 6.64%, 01/19/01.......................    $  943,000   $   943,000
 6.56%, 01/22/01.......................     1,125,000     1,125,000
 6.59%, 02/13/01.......................     1,130,000     1,130,000
Ford Motor Credit Co.
 6.62%, 01/04/01.......................       513,000       513,000
 6.64%, 01/04/01.......................       930,000       930,000
 6.50%, 01/30/01.......................       670,000       666,492
 6.58%, 02/05/01.......................       673,000       673,000
 6.47%, 02/05/01.......................       420,000       420,000
General Motors Acceptance Corp.
 6.65%, 01/16/01.......................     1,000,000     1,000,000
 6.67%, 01/18/01.......................       920,000       920,000
 5.80%, 04/09/01.......................     1,300,000     1,296,895
Paccar Finance Co.
 6.57%, 01/02/01.......................     1,000,000       999,818
 6.50%, 01/17/01.......................     1,500,000     1,495,667
 6.45%, 02/20/01.......................       700,000       693,729
                                                        -----------
                                                         12,806,601
                                                        -----------
COMMERCIAL FINANCE -- 13.61%
International Lease Finance Corp.
 6.50%, 01/17/01.......................    $1,000,000   $   997,111
 6.49%, 02/08/01.......................       900,000       893,834
 6.45%, 02/26/01.......................     1,100,000     1,088,963
Prudential Funding Corp.
 6.58%, 01/24/01.......................     1,175,000     1,175,000
 6.52%, 02/13/01.......................     1,065,000     1,065,000
 6.51%, 03/29/01.......................     1,000,000     1,000,000
Wells Fargo & Co.
 6.44%, 01/30/01.......................     1,200,000     1,193,775
 6.48%, 02/14/01.......................     1,525,000     1,512,922
                                                        -----------
                                                          8,926,605
                                                        -----------
CONSUMER FINANCE -- 24.26%
American Express Credit Corp.
 6.60%, 01/12/01.......................     1,430,000     1,430,000
 6.57%, 01/31/01.......................     1,780,000     1,770,254
American General Finance Corp.
 6.58%, 01/09/01.......................       923,000       923,000
 6.65%, 02/01/01.......................       315,000       315,000
 6.64%, 02/12/01.......................       550,000       550,000
 6.60%, 03/01/01.......................     1,375,000     1,375,000
Associates Corp. of North America
 6.60%, 01/08/01.......................     1,027,000     1,027,000
 6.64%, 02/12/01.......................     1,100,000     1,100,000
 6.57%, 04/26/01.......................     1,000,000     1,000,000
CIT Group Holdings
 6.62%, 01/12/01.......................       965,000       965,000
 6.64%, 01/23/01.......................     1,118,000     1,118,000
 6.50%, 02/06/01.......................     1,125,000     1,125,000
Household Finance Corp.
 6.63%, 01/04/01.......................       860,000       860,000
 6.64%, 01/05/01.......................     1,190,000     1,190,000
 6.63%, 01/29/01.......................     1,160,000     1,160,000
                                                        -----------
                                                         15,908,254
                                                        -----------

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
ELECTRONICS -- 4.65%
General Electric Capital Corp.
 6.80%, 01/11/01.......................    $1,665,000   $ 1,665,000
 6.43%, 02/21/01.......................     1,400,000     1,387,247
                                                        -----------
                                                          3,052,247
                                                        -----------
FARM MACHINERY & EQUIPMENT -- 4.11%
John Deere Capital Corp.
 6.65%, 01/18/01.......................       725,000       725,000
 6.53%, 02/07/01.......................       853,000       853,000
 6.62%, 02/20/01.......................     1,115,000     1,115,000
                                                        -----------
                                                          2,693,000
                                                        -----------
FOOD, BEVERAGES & TOBACCO -- 8.17%
Coca-Cola Co.
 6.46%, 02/15/01.......................     1,000,000       991,925
 6.45%, 03/08/01.......................     1,200,000     1,185,810
Philip Morris Companies, Inc.
 6.80%, 01/24/01.......................       225,000       224,108
 6.56%, 01/25/01.......................     1,875,000     1,866,800
 6.51%, 02/22/01.......................     1,100,000     1,089,656
                                                        -----------
                                                          5,358,299
                                                        -----------
INSURANCE/MULTI-LINE -- 3.24%
Transamerica Financial Corp.
 6.58%, 01/18/01.......................     2,130,000     2,123,382
                                                        -----------
PETROLEUM REFINING -- 2.29%
Texaco, Inc.
 6.58%, 01/19/01.......................     1,500,000     1,500,000
                                                        -----------
TELEPHONE/UTILITY -- 6.32%
AT&T Corp.
 0.00%, 01/10/01.......................     1,000,000       998,370
Verizon Global Funding
 6.59%, 01/03/01.......................       725,000       724,735
 6.46%, 02/14/01.......................     1,210,000     1,200,446
 6.50%, 02/23/01.......................     1,230,000     1,218,230
                                                        -----------
                                                          4,141,781
                                                        -----------
TOTAL COMMERCIAL PAPER
 (cost $56,510,169)....................                  56,510,169
                                                        -----------

U.S. GOVERNMENT AGENCY
 OBLIGATIONS -- 4.29%
Federal Home Loan Bank
 6.50%, 04-19-01.......................     1,365,000     1,363,798
Federal Home Loan Mortgage
 0.00%, 08/16/01.......................     1,000,000       960,224
Federal National Mortgage Association
 0.00%, 02/08/01.......................       200,000       198,630
 6.49%, 02/08/01.......................       290,000       287,793
                                                        -----------
TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS
 (cost $2,810,445).....................                   2,810,445
                                                        -----------

FOREIGN GOVERNMENTS -- 3.05%
 (cost $2,004,688)
Quebec Province
 8.71%, 02/15/01.......................     2,000,000     2,004,688
                                                        -----------

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2000 (unaudited)

--------------------------------------------------------------------------------
COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
MONEY MARKET SERIES (CONTINUED)

                                            SHARES        VALUE
                                           ---------   -----------
OTHER SHORT-TERM INVESTMENTS -- 4.63%
MONEY MARKET FUNDS
Harris Insight Money Market Fund.......    2,894,793   $ 2,894,793
Federated Prime Obligation Fund........      142,359       142,359
                                                       -----------
TOTAL MONEY MARKET FUNDS
 (cost $3,037,152).....................                  3,037,152
                                                       -----------
TOTAL INVESTMENTS -- 98.15%
 (cost $64,362,454)....................                 64,362,454
                                                       -----------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 1.85%..................                  1,211,955
                                                       -----------
NET ASSETS -- 100.00%..................                $65,574,409
                                                       ===========

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2000 (unaudited)

--------------------------------------------------------------------------------
COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
SHORT-TERM GOVERNMENT BOND SERIES

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
BOND AND NOTES -- 92.25%
U.S. GOVERNMENT AGENCIES -- 60.39%
Federal Farm Credit Bank
 5.125%, 04/02/01....................    $   500,000   $    498,702
 4.630%, 11/05/01....................      1,000,000        990,346
 6.625%, 02/01/02....................      1,000,000      1,009,536
Federal Home Loan Bank
 5.500%, 08/13/01....................      1,000,000        996,967
 6.140%, 12/17/01....................      1,000,000        999,336
 6.700%, 12/19/01....................        500,000        504,402
 5.945%, 04/01/02....................      1,000,000        998,227
Federal Home Loan Mortgage Corp.
 6.250%, 07/15/04....................      1,000,000      1,018,598
 5.500%, 11/25/05....................        835,313        816,568
Federal National Mortgage Association
 5.400%, 05/07/01....................      1,000,000        997,381
 5.375%, 03/15/02....................        500,000        498,361
 5.750%, 04/15/03....................        500,000        501,992
 6.500%, 08/01/04....................      1,398,161      1,402,018
 5.000%, 09/25/06....................        288,592        285,800
 6.138%, 05/25/14....................        640,926        640,016
 6.500%, 09/25/19....................        659,719        657,835
 6.500%, 07/25/23....................         27,402         27,201
Private Export Funding
 6.450%, 09/30/04....................      1,000,000      1,025,445
 7.650%, 05/15/06....................      1,500,000      1,629,750
Tennessee Valley Authority
 5.280%, 09/14/01....................      1,000,000        993,090
                                                       ------------
                                                         16,491,571
                                                       ------------
U.S. GOVERNMENT OBLIGATIONS -- 18.81%
U.S. Treasury Bonds
 6.250%, 02/28/02....................      2,000,000      2,018,864
U.S. Treasury Notes
 6.500%, 08/31/01....................      3,000,000      3,016,812
 6.625%, 04/30/02....................        100,000        101,610
                                                       ------------
                                                          5,137,286
                                                       ------------
ASSET BACKED -- 7.88%
Bank One Auto Grantor Trust
 6.270%, 11/20/03....................        142,700        142,858
Discover Credit Card Master Trust
 5.600%, 05/16/06....................        300,000        297,382
First USA Credit Card Master Trust
 6.420%, 03/17/05....................        250,000        252,336
Ford Credit Auto Owner Trust
 6.080%, 09/16/02....................        500,000        500,318
MBNA Master Credit Card Trust
 5.250%, 02/15/06....................        750,000        740,666
J.P. Morgan Commercial Mortgage
 Finance Corp.
 6.952%, 09/15/29....................        151,618        152,548
The Money Store Home Equity Trust
 7.800%, 10/15/21....................         64,273         64,309
                                                       ------------
                                                          2,150,417
                                                       ------------

                                          PRINCIPAL
                                           AMOUNT         VALUE
                                         -----------   ------------
CORPORATE BONDS -- 5.17%
BellSouth Telecommunications, Inc.
 6.000%, 06/15/02....................    $   400,000   $    397,234
General Electric Capital Corp.
 6.700%, 10/01/02....................      1,000,000      1,012,889
                                                       ------------
                                                          1,410,123
                                                       ------------
TOTAL BONDS AND NOTES
 (cost $24,939,600)..................                    25,189,397
                                                       ------------
COMMERCIAL PAPER -- 4.43%
Philip Morris Companies, Inc.
 6.68%, 01/10/01.....................        500,000        499,165
 6.80%, 01/22/01.....................        475,000        473,116
 6.56%, 01/25/01.....................        240,000        238,950
                                                       ------------
TOTAL COMMERCIAL PAPER
 (cost $1,211,231)...................                     1,211,231
                                                       ------------

                                             SHARES
                                            ---------
OTHER SHORT TERM
  INVESTMENTS -- 2.40%
MONEY MARKET FUND
 (cost $654,745)
Federated Government Obligation Fund....      654,745       654,745
                                                        -----------
TOTAL INVESTMENTS -- 99.08%
 (cost $26,805,576).....................                 27,055,373
                                                        -----------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 0.92%...................                    251,133
                                                        -----------
NET ASSETS -- 100.00%...................                $27,306,506
                                                        ===========

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2000 (unaudited)

--------------------------------------------------------------------------------
COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
LONG-TERM BOND SERIES

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
BONDS AND NOTES -- 92.64%
U.S. GOVERNMENT AGENCIES -- 32.16%
Federal Farm Credit Bank
 6.690%, 09/08/10......................    $  500,000   $   524,323
Federal Home Loan Bank
 0.000%, 08/04/17......................     1,000,000       264,068
 5.800%, 09/02/08......................     1,200,000     1,190,244
Federal Home Loan Mortgage Corp.
 6.000%, 03/15/09......................       560,834       558,436
 6.625%, 09/15/09......................       400,000       416,497
 7.000%, 03/01/12......................     2,237,452     2,273,958
 6.500%, 02/15/21......................       382,509       381,738
 5.000%, 05/15/21......................       625,000       601,573
 6.400%, 09/25/28......................       500,000       492,672
Federal National Mortgage Association
 6.375%, 06/15/09......................       750,000       769,279
 6.000%, 02/18/21......................       300,000       298,223
 6.247%, 03/17/21......................       561,938       561,275
 6.500%, 09/25/22......................       200,000       201,486
Government National Mortgage
 Association
 6.500%, 04/15/26......................     1,026,506     1,018,665
 8.000%, 07/15/26......................     1,088,182     1,116,685
 6.500%, 07/15/29......................     1,601,971     1,585,945
 7.500%, 11/15/29......................       976,081       993,140
Tennessee Valley Authority
 5.375%, 11/13/08......................       350,000       336,286
                                                        -----------
                                                         13,584,493
                                                        -----------
U.S. GOVERNMENT OBLIGATIONS -- 5.19%
U.S. Treasury Bonds
 5.250%, 11/15/28......................     1,150,000     1,102,415
 6.125%, 08/15/29......................     1,000,000     1,089,376
                                                        -----------
                                                          2,191,791
                                                        -----------
CORPORATE BOND -- 48.87%
ABN AMRO N.V., (Chicago) Global Bond
 7.125%, 06/18/07......................       300,000       305,116
AT&T Corp.
 5.625%, 03/15/04......................       400,000       382,333
Abbott Laboratories Corp.
 5.400%, 09/15/08......................       500,000       477,005
Allstate Corp.
 7.200%, 12/01/09......................       600,000       616,746
Ameritech Capital Funding
 5.950%, 01/15/38......................       700,000       689,771
Amoco Canada Petroleum Co.
 7.950%, 10/01/22......................       500,000       539,477
Asian Development Bank
 5.593%, 07/16/18......................       500,000       498,080
Associates Corp. of North America
 6.375%, 10/15/02......................       250,000       250,996
Burlington Northern Santa Fe
 6.530%, 07/15/37......................       400,000       401,026
California Infrastructure PG & E
 6.420%, 09/25/08......................     1,000,000     1,009,765
Canadian National Railway Co.
 6.450%, 07/15/06......................       400,000       389,880
Central Illinois Public Service Co.
 7.610%, 06/01/17......................       300,000       306,053
Citicorp
 7.200%, 06/15/07......................       250,000       255,381

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
Coca-Cola Enterprises
 7.000%, 10/01/26......................    $  500,000   $   515,149
Conagra, Inc.
 6.700%, 08/01/27......................       200,000       199,587
CSX Corp.
 6.420%, 06/15/10......................       250,000       243,210
CSX Transportation, Inc.
 6.500%, 04/15/14......................       600,000       585,023
Delphi Auto Systems Corp.
 6.125%, 05/01/04......................       500,000       481,380
Delta Air Lines Inc.
 7.570%, 11/18/10......................       400,000       422,474
Federal Express Corp.
 6.720%, 01/15/22......................       390,595       382,895
Florida Power Corp.
 6.000%, 07/01/03......................       400,000       399,764
Ford Motor Credit Co.
 5.125%, 10/15/01......................       300,000       297,563
 7.200%, 06/15/07......................       600,000       600,141
General Electric Credit Co.
 6.500%, 11/01/06......................       300,000       304,317
GTE South, Inc.
 6.125%, 06/15/07......................       200,000       194,054
Halliburton Co.
 6.750%, 02/01/27......................       250,000       253,939
Heller Financial Co.
 7.750%, 11/15/09......................       400,000       431,313
Household Finance Corp.
 6.400%, 06/17/08......................       500,000       478,480
Ingersoll-Rand Notes
 6.015%, 02/15/28......................       500,000       497,980
J.P. Morgan & Co Inc.
 6.700%, 11/01/07......................       250,000       248,776
J.P. Morgan Commercial Mortgage Finance
 Corp.
 7.088%, 09/15/29......................       556,000       575,742
Madison Gas and Electric Co.
 6.020%, 09/15/08......................       300,000       284,633
Merrill Lynch & Co., Inc.
 7.150%, 07/30/12......................       350,000       342,676
Morgan Stanley Dean Witter Discover
 6.375%, 08/01/02......................       250,000       250,978
NationsBank Corp.
 5.750%, 03/15/01......................       300,000       299,453
Norfolk Southern Corp.
 7.050%, 05/01/37......................       350,000       354,942
Northwest Airlines Corp.
 7.935%, 04/01/19......................       689,892       732,641
Oklahoma Gas & Electric Co.
 6.650%, 07/15/27......................       250,000       252,055
Province of Ontario
 5.500%, 10/01/08......................       400,000       386,974
Procter & Gamble Co.
 5.250%, 09/15/03......................       500,000       493,145
Qwest Capital Funding Company Guarantee
 6.250%, 07/15/05......................       300,000       294,406
Raytheon Co.
 5.950%, 03/15/01......................       200,000       199,419
Salomon Smith Barney Holding
 6.250%, 05/15/03......................       250,000       249,692

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS December 31, 2000 (unaudited)

--------------------------------------------------------------------------------
COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
LONG-TERM BOND SERIES (CONTINUED)

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
Sears Credit Account Master Trust
 5.650%, 03/17/09......................    $  350,000   $   348,595
Sears Roebuck Acceptance Corp.
 6.000%, 03/20/03......................       200,000       196,542
Sun Microsystems, Inc.
 7.500%, 08/15/06......................       350,000       361,183
Suntrust Capital II
 7.900%, 06/15/27......................       200,000       185,013
Transamerica Financial Corp.
 6.125%, 11/01/01......................       350,000       349,533
United Air Lines
 7.730%, 07/01/10......................       500,000       528,178
Verizon Communications, Inc.
 6.360%, 04/15/06......................       400,000       396,195
Wachovia Corp.
 6.605%, 10/01/25......................       600,000       603,499
Wisconsin Bell Telephone Co.
 6.350%, 12/01/26......................       300,000       299,846
                                                        -----------
                                                         20,643,014
                                                        -----------
ASSET BACKED -- 5.97%
Discover Credit Card Master Trust
 5.850%, 01/17/06......................       500,000       499,302
First USA Credit Card Master Trust
 6.420%, 03/17/05......................       250,000       252,336
Goldman Sachs Mortgage Securities Corp.
 II
 6.620%, 10/18/30......................       300,000       303,934
Green Tree Financial Corp.
 6.870%, 01/15/29......................       197,027       199,836
Merrill Lynch Mortgage Investors, Inc.
 7.370%, 06/15/08......................       377,619       396,400
The Money Store Home Equity Trust
 5.675%, 02/15/09......................       128,815       127,429
 8.140%, 10/15/27......................       350,000       364,897

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
Morgan Stanley Capital I
 6.760%, 11/15/08......................    $  372,071   $   379,831
                                                        -----------
                                                          2,523,965
                                                        -----------
MUNICIPAL -- 0.45%
Wisconsin State Unlimited General
 Obligation
 6.550%, 11/01/05......................       190,000       191,699
                                                        -----------
TOTAL BONDS AND NOTES
 (cost $38,455,752)....................                  39,134,962
                                                        -----------
COMMERCIAL PAPER -- 0.59%
  (cost $248,863)
Verizon Global Funding
 6.55%, 01/26/01.......................       250,000       248,863
                                                        -----------
OTHER SHORT TERM INVESTMENTS -- 5.70%
                                             SHARES
                                           ----------
MONEY MARKET FUNDS
Harris Insight Money Market Fund.......     1,792,917     1,792,917
Federated Prime Obligation Fund........       616,672       616,672
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $2,409,589).....................                   2,409,589
                                                        -----------
TOTAL INVESTMENTS -- 98.93%
 (cost $41,114,204)....................                  41,793,414
                                                        -----------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 1.07%..................                     450,024
                                                        -----------
NET ASSETS -- 100.00%..................                 $42,243,438
                                                        ===========

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES December 31, 2000 (unaudited)

--------------------------------------------------------------------------------

                                                                                                         COUNTRY
                                                                                          TAXABLE FIXED INCOME SERIES FUND, INC.
                                                               COUNTRY       COUNTRY     ----------------------------------------
                                                COUNTRY         ASSET      TAX EXEMPT                   SHORT-TERM     LONG-TERM
                                                 GROWTH      ALLOCATION       BOND       MONEY MARKET   GOVERNMENT       BOND
                                               FUND, INC.    FUND, INC.    FUND, INC.       SERIES      BOND SERIES     SERIES
                                              ------------   -----------   -----------   ------------   -----------   -----------
ASSETS:
 Investments in securities:
   At cost..................................  $131,279,219   $17,499,815   $14,936,045   $64,362,454    $26,805,576   $41,114,204
                                              ============   ===========   ===========   ===========    ===========   ===========
   At value.................................  $188,280,323   $22,058,169   $15,522,733   $64,362,454    $27,055,373   $41,793,414
 Cash.......................................            --           674        75,128       870,169             --            --
 Receivable for investment securities
   sold.....................................       734,617       186,686            --            --             --            --
 Receivable for capital stock sold..........       262,064         2,560            --            --         32,805        62,436
 Dividends receivable.......................       159,244        13,606            --            --             --            --
 Interest receivable........................        71,011        75,200       251,367       372,387        368,914       492,454
 Prepaid expenses and other assets..........        10,300         1,671           872         3,408          1,736         2,652
                                              ------------   -----------   -----------   -----------    -----------   -----------
   Total assets.............................   189,517,559    22,338,566    15,850,100    65,608,418     27,458,828    42,350,956
                                              ------------   -----------   -----------   -----------    -----------   -----------
LIABILITIES:
 Cash overdraft.............................       111,761            --            --            --            425        14,158
 Payable for capital stock redeemed.........            --            --            --            --        120,000        48,000
 Accrued expenses and other liabilities.....       249,175        29,137        16,246        34,009         31,897        45,360
                                              ------------   -----------   -----------   -----------    -----------   -----------
   Total liabilities........................       360,936        29,137        16,246        34,009        152,322       107,518
                                              ------------   -----------   -----------   -----------    -----------   -----------
NET ASSETS..................................  $189,156,623   $22,309,429   $15,833,854   $65,574,409    $27,306,506   $42,243,438
                                              ============   ===========   ===========   ===========    ===========   ===========
NET ASSETS CONSIST OF:
 Paid in capital............................   133,133,043    17,841,853    15,275,598    65,574,577     27,117,494    41,626,094
 Undistributed net investment income........        59,230            --            --            --             --         2,379
 Accumulated net realized gain (loss) on
   investments..............................    (1,036,754)      (90,778)      (28,432)         (168)       (60,785)      (64,245)
 Unrealized appreciation (depreciation) on
   investment securities....................    57,001,104     4,558,354       586,688            --        249,797       679,210
                                              ============   ===========   ===========   ===========    ===========   ===========
Total -- representing net assets applicable
 to outstanding capital stock...............  $189,156,623   $22,309,429   $15,833,854   $65,574,409    $27,306,506   $42,243,438
                                              ============   ===========   ===========   ===========    ===========   ===========
 Shares of capital stock outstanding:.......     8,021,696     1,450,835     1,819,304    65,573,267      2,705,766     4,142,132
                                              ============   ===========   ===========   ===========    ===========   ===========
NET ASSET VALUE, PURCHASE AND REDEMPTION
 PRICE PER SHARE............................     $23.58        $15.38         $8.70         $1.00         $10.09        $10.20
                                              ============   ===========   ===========   ===========    ===========   ===========

                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Six Months Ended December 31, 2000 (unaudited)

--------------------------------------------------------------------------------

                                                                                                         COUNTRY
                                                                                         TAXABLE FIXED INCOME SERIES FUND, INC.
                                                             COUNTRY                    -----------------------------------------
                                                              ASSET        COUNTRY
                                               COUNTRY      ALLOCATION    TAX EXEMPT                    SHORT-TERM     LONG-TERM
                                               GROWTH         FUND,          BOND       MONEY MARKET    GOVERNMENT        BOND
                                             FUND, INC.        INC.       FUND, INC.       SERIES       BOND SERIES      SERIES
                                             -----------    ----------    ----------    ------------    -----------    ----------
INVESTMENT INCOME:
 Dividends.................................  $ 1,119,558    $  93,448      $     --      $       --     $       --     $       --
 Interest..................................      444,482      306,509       411,422       2,137,780        845,468      1,349,580
                                             -----------    ---------      --------      ----------     ----------     ----------
   Total investment income.................    1,564,040      399,957       411,422       2,137,780        845,468      1,349,580
                                             -----------    ---------      --------      ----------     ----------     ----------
EXPENSES:
 Investment advisory fees (Note E).........      727,811       91,515        39,840         160,851         68,791        154,190
 Distribution Expenses (Note F)............       95,224       11,714         7,942              --         13,781         20,711
 Transfer agent fees.......................       58,144        5,824         7,627          24,858         13,055         12,604
 Audit fees................................       19,090        2,420         1,812           6,054          2,926          4,287
 Printing..................................       11,086        1,260         1,260           3,928          1,150          1,509
 Custody fees..............................       15,546        2,090         2,795           3,939          2,000          2,803
 Director's fees...........................        2,723          708           644             350            276            405
 Administration fees.......................       70,398        8,758         6,964          24,813         10,571         14,518
 Accounting fees...........................       32,893       15,466        16,395          23,606         16,593         18,809
 Insurance.................................        8,644        1,702         1,233           3,032          1,130          1,218
 Registration fees.........................        4,030        2,015         1,509           2,999          1,260          1,619
 Legal fees................................        2,723        1,914         1,914           1,214          1,021          1,021
 Miscellaneous.............................        6,974        1,012         1,012           1,509          1,012          1,766
                                             -----------    ---------      --------      ----------     ----------     ----------
   Total expenses..........................    1,055,286      146,398        90,947         257,153        133,566        235,460
 Less: Advisory fees waived and reimbursed
   (Note E)................................           --           --       (20,424)             --        (14,626)       (57,909)
 Less: Expenses waived (Note E)............      (15,546)      (2,090)       (2,795)         (3,939)        (2,000)        (2,803)
                                             -----------    ---------      --------      ----------     ----------     ----------
   Net expenses............................    1,039,740      144,308        67,728         253,214        116,940        174,748
                                             -----------    ---------      --------      ----------     ----------     ----------
NET INVESTMENT INCOME......................      524,300      255,649       343,694       1,884,566        728,528      1,174,832
                                             -----------    ---------      --------      ----------     ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) IN
 INVESTMENTS -- (NOTE D):
 Net realized gain on investments..........    2,559,000      346,541        29,377              --            834         84,851
 Net change in unrealized appreciation
   (depreciation)
   on investments..........................   (2,318,189)    (445,361)      440,678              --        511,290      1,774,036
                                             -----------    ---------      --------      ----------     ----------     ----------
 Net realized and unrealized gain (loss) on
   investments.............................      240,811      (98,820)      470,055              --        512,124      1,858,887
                                             -----------    ---------      --------      ----------     ----------     ----------
INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS................................  $   765,111    $ 156,829      $813,749      $1,884,566     $1,240,652     $3,033,719
                                             ===========    =========      ========      ==========     ==========     ==========

                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                           COUNTRY                          COUNTRY
                                                                      GROWTH FUND, INC.           ASSET ALLOCATION FUND, INC.
                                                               -------------------------------   ------------------------------
                                                               SIX MONTHS ENDED                  SIX MONTHS ENDED
                                                                   12/31/00        YEAR ENDED        12/31/00       YEAR ENDED
                                                                 (UNAUDITED)        06/30/00       (UNAUDITED)       06/30/00
                                                               ----------------   ------------   ----------------   -----------
OPERATIONS:
 Net investment income......................................     $    524,300     $    807,827     $   255,649      $   508,626
 Net realized gain on investments...........................        2,559,000       28,803,103         346,541        1,821,361
 Net change in unrealized appreciation (depreciation) of
   investments..............................................       (2,318,189)     (11,385,986)       (445,361)        (447,971)
                                                                 ------------     ------------     -----------      -----------
 Net increase in net assets resulting from operations.......          765,111       18,224,944         156,829        1,882,016
                                                                 ------------     ------------     -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM NOTE (B):
 Net investment income......................................         (491,862)      (1,067,761)       (322,486)        (513,193)
 Net realized gains on investments..........................      (27,479,069)     (15,233,892)     (1,945,116)      (1,539,187)
                                                                 ------------     ------------     -----------      -----------
 Total distributions........................................      (27,970,931)     (16,301,653)     (2,267,602)      (2,052,380)
                                                                 ------------     ------------     -----------      -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)................       21,857,934       10,510,955        (322,630)       1,628,457
                                                                 ------------     ------------     -----------      -----------
 Total increase (decrease) in net assets....................       (5,347,886)      12,434,246      (2,433,403)       1,458,093
NET ASSETS:
 Beginning of period........................................      194,504,509      182,070,263      24,742,832       23,284,739
                                                                 ------------     ------------     -----------      -----------
 End of period..............................................     $189,156,623     $194,504,509     $22,309,429      $24,742,832
                                                                 ============     ============     ===========      ===========

                                                                                                 COUNTRY TAXABLE FIXED INCOME
                                                                          COUNTRY                     SERIES FUND, INC.
                                                                 TAX EXEMPT BOND FUND, INC.          MONEY MARKET SERIES
                                                               ------------------------------   ------------------------------
                                                               SIX MONTHS ENDED                 SIX MONTHS ENDED
                                                                   12/31/00       YEAR ENDED        12/31/00       YEAR ENDED
                                                                 (UNAUDITED)       06/30/00       (UNAUDITED)       06/30/00
                                                               ----------------   -----------   ----------------   -----------
OPERATIONS:
 Net investment income......................................     $   343,694      $   683,570     $ 1,884,566      $ 3,194,665
 Net realized gain on investments...........................          29,377           84,831              --               --
 Net change in unrealized appreciation (depreciation) of
   investments..............................................         440,678         (271,453)             --               --
                                                                 -----------      -----------     -----------      -----------
 Net increase in net assets resulting from operations.......         813,749          496,948       1,884,566        3,194,665
                                                                 -----------      -----------     -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE B):
 Net investment income......................................        (375,306)        (682,986)     (1,884,566)      (3,194,665)
 Net realized gains on investments..........................        (128,978)         (55,062)             --               --
                                                                 -----------      -----------     -----------      -----------
 Total distributions........................................        (504,284)        (738,048)     (1,884,566)      (3,194,665)
                                                                 -----------      -----------     -----------      -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)................        (153,304)      (1,588,648)     (3,093,915)       5,646,552
                                                                 -----------      -----------     -----------      -----------
 Total increase (decrease) in net assets....................         156,161       (1,829,748)     (3,093,915)       5,646,552
NET ASSETS:
 Beginning of period........................................      15,677,693       17,507,441      68,668,324       63,021,772
                                                                 -----------      -----------     -----------      -----------
 End of period..............................................     $15,833,854      $15,677,693     $65,574,409      $68,668,324
                                                                 ===========      ===========     ===========      ===========

                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                              COUNTRY TAXABLE FIXED INCOME       COUNTRY TAXABLE FIXED INCOME
                                                    SERIES FUND, INC.                  SERIES FUND, INC.
                                            SHORT-TERM GOVERNMENT BOND SERIES        LONG-TERM BOND SERIES
                                            ---------------------------------   -------------------------------
                                            SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                12/31/00         YEAR ENDED         12/31/00        YEAR ENDED
                                               (UNAUDITED)        06/30/00        (UNAUDITED)        06/30/00
                                            -----------------   -------------   ----------------   ------------
OPERATIONS:
 Net investment income...................      $   728,528       $ 1,491,662      $ 1,174,832      $ 2,299,619
 Net realized gain on investments........              834           (48,342)          84,851         (138,481)
 Net change in unrealized appreciation
   (depreciation) of investments.........          511,290          (195,180)       1,774,036         (562,476)
                                               -----------       -----------      -----------      -----------
 Net increase in net assets resulting
   from operations.......................        1,240,652         1,248,140        3,033,719        1,598,662
                                               -----------       -----------      -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM (NOTE B):
 Net investment income...................         (746,868)       (1,487,039)      (1,180,203)      (2,291,508)
 Net realized gains on investments.......               --                --               --         (422,149)
                                               -----------       -----------      -----------      -----------
 Total distributions.....................         (746,868)       (1,487,039)      (1,180,203)      (2,713,657)
                                               -----------       -----------      -----------      -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE
 C)......................................         (175,761)       (2,510,236)         389,656          381,048
                                               -----------       -----------      -----------      -----------
 Total increase (decrease) in net
   assets................................          318,023        (2,749,135)       2,243,172         (733,947)
NET ASSETS:
 Beginning of period.....................       26,988,483        29,737,618       40,000,266       40,734,213
                                               -----------       -----------      -----------      -----------
 End of period...........................      $27,306,506       $26,988,483      $42,243,438      $40,000,266
                                               ===========       ===========      ===========      ===========

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                               COUNTRY GROWTH FUND, INC.
                                                         ----------------------------------------------------------------------
                                                         SIX MONTHS ENDED                  YEARS ENDED JUNE 30,
                                                             12/31/00       ---------------------------------------------------
                                                           (UNAUDITED)        2000       1999       1998       1997      1996
                                                         ----------------   --------   --------   --------   --------   -------
Net asset value, beginning of year.....................      $  27.41       $  27.24   $  23.04   $  22.51   $  18.88   $ 17.23
                                                             --------       --------   --------   --------   --------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income................................          1.46           0.12       0.15       0.17       0.15      0.23
  Net realized and unrealized gains (losses)...........         (0.01)          2.46       5.50       2.19       4.81      3.23
                                                             --------       --------   --------   --------   --------   -------
    Total from investment operations...................          1.45           2.58       5.65       2.36       4.96      3.46
                                                             --------       --------   --------   --------   --------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income.................         (1.54)         (0.16)     (0.15)     (0.15)     (0.20)    (0.25)
  Distributions from capital gains.....................         (3.74)         (2.25)     (1.30)     (1.68)     (1.13)    (1.56)
                                                             --------       --------   --------   --------   --------   -------
    Total distributions................................         (5.28)         (2.41)     (1.45)     (1.83)     (1.33)    (1.81)
                                                             --------       --------   --------   --------   --------   -------
Net asset value, end of year...........................      $  23.58       $  27.41   $  27.24   $  23.04   $  22.51   $ 18.88
                                                             ========       ========   ========   ========   ========   =======
TOTAL INVESTMENT RETURN................................          0.38%         10.29%     26.10      10.98%     28.54%    21.51%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's).................      $189,157       $194,505   $182,070   $160,315   $140,786   $84,800
  Ratio of expenses to average net assets:
    Before expense waiver..............................          1.09%*         1.16%      1.08%      1.02%        --        --
    After expense waiver...............................          1.07%*         1.13%      1.04%      1.00%      1.16%     1.12%
  Ratio of net investment income to average net assets:
    Before expense waiver..............................          0.54%*         0.41%      0.55%      0.73%        --        --
    After expense waiver...............................          0.54%*         0.44%      0.59%      0.75%      0.84%     1.30%
  Portfolio turnover rate..............................         13.38%         30.82%     31.88%     33.06%     30.74%    32.95%

                                                                           COUNTRY ASSET ALLOCATION FUND, INC.
                                                          ---------------------------------------------------------------------
                                                          SIX MONTHS ENDED                  YEARS ENDED JUNE 30,
                                                              12/31/00       --------------------------------------------------
                                                            (UNAUDITED)        2000       1999       1998      1997      1996
                                                          ----------------   --------   --------   --------   -------   -------
Net asset value, beginning of year......................      $  16.95       $  17.12   $  15.20   $  14.64   $ 13.39   $ 12.29
                                                              --------       --------   --------   --------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................          0.18           0.36       0.37       0.39      0.35      0.37
  Net realized and unrealized gains (losses)............         (0.06)          0.96       2.04       1.22      2.11      1.41
                                                              --------       --------   --------   --------   -------   -------
    Total from investment operations....................          0.12           1.32       2.41       1.61      2.46      1.78
                                                              --------       --------   --------   --------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income..................         (0.23)         (0.36)     (0.37)     (0.39)    (0.34)    (0.37)
  Distributions from capital gains......................         (1.46)         (1.13)     (0.12)     (0.66)    (0.87)    (0.31)
                                                              --------       --------   --------   --------   -------   -------
    Total distributions.................................         (1.69)         (1.49)     (0.49)     (1.05)    (1.21)    (0.68)
                                                              --------       --------   --------   --------   -------   -------
Net asset value, end of year............................      $  15.38       $  16.95   $  17.12   $  15.20   $ 14.64   $ 13.39
                                                              ========       ========   ========   ========   =======   =======
TOTAL INVESTMENT RETURN.................................          0.75%          8.14%     16.22%     11.41%    19.95%    14.74%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..................      $ 22,309       $ 24,743   $ 23,285   $ 18,650   $14,272   $10,083
  Ratio of expenses to average net assets:
    Before expense waiver...............................          1.20%*         1.26%      1.22%      1.25%       --        --
    After expense waiver................................          1.18%*         1.23%      1.16%      1.21%     1.46%     1.44%
  Ratio of net investment income to average net assets:
    Before expense waiver...............................          2.09%*         2.13%      2.30%      2.57%       --        --
    After expense waiver................................          2.09%*         2.16%      2.36%      2.61%     2.57%     2.81%
  Portfolio turnover rate...............................          8.66%         25.85%     33.91%     20.07%    19.25%    33.77%

* Annualized

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                       COUNTRY TAX EXEMPT BOND FUND, INC.
                                                     -----------------------------------------------------------------------
                                                     SIX MONTHS ENDED                   YEARS ENDED JUNE 30,
                                                         12/31/00        ---------------------------------------------------
                                                        UNAUDITED         2000       1999       1998       1997       1996
                                                     ----------------    -------    -------    -------    -------    -------
Net asset value, beginning of year.................      $  8.53         $  8.65    $  8.95    $  8.70    $  8.41    $  8.36
                                                         -------         -------    -------    -------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income............................         0.40            0.36       0.36       0.37       0.36       0.37
  Net realized and unrealized gains (losses).......         0.05           (0.09)     (0.16)      0.27       0.31       0.07
                                                         -------         -------    -------    -------    -------    -------
    Total from investment operations...............         0.45            0.27       0.20       0.64       0.67       0.44
                                                         -------         -------    -------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income.............        (0.21)          (0.36)     (0.36)     (0.37)     (0.36)     (0.37)
  Distributions from capital gains.................        (0.07)          (0.03)     (0.14)     (0.02)     (0.02)     (0.02)
                                                         -------         -------    -------    -------    -------    -------
    Total distributions............................        (0.28)          (0.39)     (0.50)     (0.39)     (0.38)     (0.39)
                                                         -------         -------    -------    -------    -------    -------
Net asset value, end of year.......................      $  8.70         $  8.53    $  8.65    $  8.95    $  8.70    $  8.41
                                                         =======         =======    =======    =======    =======    =======
TOTAL INVESTMENT RETURN............................         5.31%           3.16%      2.14%      7.45%      8.15%      5.30%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's).............      $15,306         $15,678    $17,507    $17,669    $18,008    $17,744
  Ratio of expenses to average net assets:
    Before expense waiver..........................         1.14%*          1.17%      1.07%      1.01%        --         --
    After expense waiver...........................         0.85%*          1.08%      1.00%     97.00%      1.14%      1.08%
  Ratio of net investment income to average net
    assets:
    Before expense waiver..........................         4.06%*          4.05%      3.83%      4.13%        --         --
    After expense waiver...........................         4.31%*          4.14%      3.90%      4.17%      4.23%      4.30%
  Portfolio turnover rate..........................        18.35%          16.76%     39.85%     24.83%     11.35%     14.75%

                                                                 COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
                                                                         COUNTRY MONEY MARKET FUND, INC.
                                                     -----------------------------------------------------------------------
                                                     SIX MONTHS ENDED                   YEARS ENDED JUNE 30,
                                                         12/31/00        ---------------------------------------------------
                                                       (UNAUDITED)        2000       1999       1998       1997       1996
                                                     ----------------    -------    -------    -------    -------    -------
Net asset value, beginning of year.................      $  1.00         $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                         -------         -------    -------    -------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income............................         0.03            0.04       0.05       0.05       0.05       0.05
                                                         -------         -------    -------    -------    -------    -------
    Total from investment operations...............         0.03            0.04       0.05       0.05       0.05       0.05
                                                         -------         -------    -------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income.............        (0.03)          (0.04)     (0.05)     (0.05)     (0.05)     (0.05)
                                                         -------         -------    -------    -------    -------    -------
    Total distributions............................        (0.03)          (0.04)     (0.05)     (0.05)     (0.05)     (0.05)
                                                         -------         -------    -------    -------    -------    -------
Net asset value, end of year.......................      $  1.00         $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                         =======         =======    =======    =======    =======    =======
TOTAL INVESTMENT RETURN............................         2.99%           5.13%      4.54%      4.94%      4.63%      4.82%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's).............      $65,575         $68,668    $63,022    $53,022    $60,674    $33,664
  Ratio of expenses to average net assets:
    Before expense waiver..........................         0.80%*          0.79%      0.82%      0.83%        --         --
    After expense waiver...........................         0.79%*          0.77%      0.77%      0.81%      0.94%      0.90%
  Ratio of net investment income to average net
    assets:
    Before expense waiver..........................         5.86%*          5.00%      4.39%      4.81%        --         --
    After expense waiver...........................         5.86%*          5.02%      4.44%      4.83%      4.55%      4.74%

* Annualized

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                     COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
                                                                            SHORT-TERM GOVERNMENT BOND SERIES
                                                          ---------------------------------------------------------------------
                                                          SIX MONTHS ENDED        YEARS ENDED JUNE 30,          FOR THE PERIOD
                                                              12/31/00        -----------------------------       01/02/97**
                                                            (UNAUDITED)        2000       1999       1998      THROUGH 06/30/97
                                                          ----------------    -------    -------    -------    ----------------
Net asset value, beginning of year......................      $  9.91         $  9.99    $ 10.11    $ 10.01        $ 10.00
                                                              -------         -------    -------    -------        -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................         0.27            0.51       0.51       0.54           0.20
  Net realized and unrealized gains (losses)............         0.19           (0.08)     (0.09)      0.10           0.01
                                                              -------         -------    -------    -------        -------
    Total from investment operations....................         0.46            0.43       0.42       0.64           0.21
                                                              -------         -------    -------    -------        -------
  LESS DISTRIBUTIONS
  Dividends from net investment income..................        (0.27)          (0.51)     (0.51)     (0.54)         (0.20)
  Distributions from capital gains......................        (0.01)             --      (0.03)        --             --
                                                              -------         -------    -------    -------        -------
    Total distributions.................................        (0.28)          (0.51)     (0.54)     (0.54)         (0.20)
                                                              -------         -------    -------    -------        -------
Net asset value, end of year............................      $ 10.09         $  9.91    $  9.99    $ 10.11        $ 10.01
                                                              =======         =======    =======    =======        =======
TOTAL INVESTMENT RETURN.................................         4.65%           4.43%      4.27%      6.50%          2.10%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..................      $27,307         $26,988    $29,738    $28,309        $24,285
  Ratio of expenses to average net assets:
    Before expense waiver...............................         0.97%*          0.90%      0.90%      0.92%          3.88%*
    After expense waiver................................         0.85%*          0.84%      0.83%      0.86%          0.76%*
  Ratio of net investment income to average net assets:
    Before expense waiver...............................         5.19%*          5.06%      4.93%      5.30%          1.78%*
    After expense waiver................................         5.29%*          5.12%      5.00%      5.36%          4.90%*
  Portfolio turnover rate...............................         5.04%           7.95%     29.24%      1.54%          0.00%

                                                                     COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
                                                                                  LONG-TERM BOND SERIES
                                                          ---------------------------------------------------------------------
                                                          SIX MONTHS ENDED        YEARS ENDED JUNE 30,          FOR THE PERIOD
                                                              12/31/00        -----------------------------       01/02/97**
                                                            (UNAUDITED)        2000       1999       1998      THROUGH 06/30/97
                                                          ----------------    -------    -------    -------    ----------------
Net asset value, beginning of year......................      $  9.75         $ 10.01    $ 10.48    $ 10.04        $ 10.00
                                                              -------         -------    -------    -------        -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.................................         0.29            0.56***    0.56       0.56           0.20
  Net realized and unrealized gains (losses)............         0.45           (0.16)     (0.21)      0.45           0.04
                                                              -------         -------    -------    -------        -------
    Total from investment operations....................         0.74            0.40       0.35       1.01           0.24
                                                              -------         -------    -------    -------        -------
  LESS DISTRIBUTIONS
  Dividends from net investment income..................        (0.29)          (0.56)     (0.56)     (0.56)         (0.20)
  Distributions from capital gains......................           --           (0.10)     (0.26)     (0.01)            --
                                                              -------         -------    -------    -------        -------
    Total distributions.................................        (0.29)          (0.66)     (0.82)     (0.57)         (0.20)
                                                              -------         -------    -------    -------        -------
Net asset value, end of year............................      $ 10.20         $  9.75    $ 10.01    $ 10.48        $ 10.04
                                                              =======         =======    =======    =======        =======
TOTAL INVESTMENT RETURN.................................         7.68%           4.21%      3.29%     10.24%          2.44%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)..................      $42,243         $40,000    $40,734    $38,800        $32,932
  Ratio of expenses to average net assets:
    Before expense waiver...............................         1.15%*          1.10%      1.09%      1.12%          3.82%*
    After expense waiver................................         0.85%*          0.85%      0.85%      0.89%          0.78%*
  Ratio of net investment income to average net assets:
    Before expense waiver...............................         5.43%*          5.46%      5.08%      5.24%          2.11%*
    After expense waiver................................         5.71%*          5.71%      5.32%      5.47%          5.15%*
  Portfolio turnover rate...............................         4.89%          42.62%     29.19%     25.11%         41.77%

 * Annualized.
** Commencement of operations.

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 2000 (unaudited)

--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The Country Mutual Funds represent four separate funds, with one Fund containing three separate Series (referred to herein as "Funds" or "Series"). Each of the Funds and Series has distinct investment objectives and policies. The four Funds are as follows: Country Growth Fund, Inc. ("Growth Fund"); Country Asset Allocation Fund, Inc. ("Asset Allocation Fund"); Country Tax Exempt Bond Fund, Inc. ("Tax Exempt Bond Fund"); and Country Taxable Fixed Income Series Fund, Inc. ("Taxable Fixed Income Series Fund"), formerly known as Country Money Market Fund, Inc. The Taxable Fixed Income Series Fund currently consists of the following three separate investment
Series: Country Money Market Series ("Money Market Series"); Country Short-Term Government Bond Series ("Short-Term Government Bond Series"); and Country Long-Term Bond Series ("Long-Term Bond Series"). The Short-Term Government Bond Series and the Long-Term Bond Series commenced operations on January 2, 1997. The Funds are separately incorporated and registered companies under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management companies.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

    (1) SECURITY VALUATION: For the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, securities traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the last reported bid price on such exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities except short-term securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Series, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

    (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

    (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

    (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: In the Growth Fund, net investment income from investment transactions is declared and distributed to shareholders twice a year. The Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, declare and distribute net investment income to shareholders monthly. The Money Market Series declares dividends daily from its net investment income, which are payable monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year.

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 2000 (unaudited) (continued)

--------------------------------------------------------------------------------

NOTE (C) CAPITAL STOCK: At December 31, 2000, 10,000,000 shares of capital stock were authorized for each of the Growth Fund, Asset Allocation Fund, and Tax Exempt Bond Fund, each Fund having a par value of $1.00 per share. The authorized capitalization of the Taxable Fixed Income Series Fund consists of 250,000,000 shares with the par value of $0.10 per share. 100,000,000 of this Fund's shares are designated as Money Market Series, 50,000,000 of its shares are designated as Short-Term Government Bond Series, and 25,000,000 of its shares are designated as Long-Term Bond Series. The remaining 75,000,000 shares are undesignated.

Transactions in capital stock were as follows:

                                                         GROWTH FUND
                                                         -----------
                                         SIX MONTHS ENDED              YEAR ENDED
                                        DECEMBER 31, 2000            JUNE 30, 2000
                                     ------------------------   ------------------------
                                      SHARES        AMOUNT       SHARES        AMOUNT
                                     ---------   ------------   ---------   ------------
Shares sold.......................     294,311   $  7,222,493     596,058   $ 15,420,891
Shares issued through reinvestment
 of dividends.....................   1,106,641     26,310,588     597,638     15,386,388
                                     ---------   ------------   ---------   ------------
                                     1,400,952     33,533,081   1,193,696     30,807,279
                                     ---------   ------------   ---------   ------------
Shares Redeemed...................    (476,386)   (11,675,147)   (781,447)   (20,296,324)
                                     ---------   ------------   ---------   ------------
Net increase (decrease)...........     924,566     21,857,934     412,249   $ 10,510,955
                                     =========   ============   =========   ============

                                                     ASSET ALLOCATION FUND
                                                     ---------------------
                                         SIX MONTHS ENDED                YEAR ENDED
                                        DECEMBER 31, 2000              JUNE 30, 2000
                                    --------------------------   --------------------------
                                      SHARES         AMOUNT        SHARES         AMOUNT
                                    -----------   ------------   -----------   ------------
Shares sold.......................       71,152   $  1,214,922       175,999   $  2,938,126
Shares issued through reinvestment
 of dividends.....................      128,109      1,980,090       108,025      1,798,104
                                    -----------   ------------   -----------   ------------
                                        199,261      3,195,012       283,024      4,736,230
                                    -----------   ------------   -----------   ------------
Shares Redeemed...................     (207,950)    (3,517,642)     (184,910)    (3,107,773)
                                    -----------   ------------   -----------   ------------
Net increase (decrease)...........       (8,689)  $   (322,630)       99,114   $  1,628,457
                                    ===========   ============   ===========   ============

                                                    TAX EXEMPT BOND FUND
                                                    --------------------
                                         SIX MONTHS ENDED              YEAR ENDED
                                        DECEMBER 31, 2000            JUNE 30, 2000
                                     ------------------------   ------------------------
                                      SHARES        AMOUNT       SHARES        AMOUNT
                                     ---------   ------------   ---------   ------------
Shares sold.......................      57,971   $    500,947      34,959   $    299,284
Shares issued through reinvestment
 of dividends.....................      40,352        349,054      59,017        501,481
                                     ---------   ------------   ---------   ------------
                                        98,323        850,501      93,976        800,765
                                     ---------   ------------   ---------   ------------
Shares redeemed...................    (116,203)    (1,003,305)   (280,499)    (2,389,413)
                                     ---------   ------------   ---------   ------------
Net increase (decrease)...........     (17,880)  $   (153,304)   (186,523)  $ (1,588,648)
                                     =========   ============   =========   ============

                                               TAXABLE FIXED INCOME SERIES FUND
                                               --------------------------------
                                                      MONEY MARKET SERIES
                                                      -------------------
                                         SIX MONTHS ENDED                YEAR ENDED
                                        DECEMBER 31, 2000              JUNE 30, 2000
                                    --------------------------   --------------------------
                                      SHARES         AMOUNT        SHARES         AMOUNT
                                    -----------   ------------   -----------   ------------
Shares sold.......................   43,526,729     43,526,701    76,590,294   $ 76,590,145
Shares issued through reinvestment
 of dividends.....................    1,872,659      1,872,659     3,198,514      3,198,512
                                    -----------   ------------   -----------   ------------
                                     45,399,388     45,399,360    79,788,808     79,788,657
                                    -----------   ------------   -----------   ------------
Shares redeemed...................  (48,494,712)   (48,493,275)  (74,142,256)   (74,142,105)
                                    -----------   ------------   -----------   ------------
Net increase (decrease)...........   (3,095,324)    (3,093,915)    5,646,552   $  5,646,552
                                    ===========   ============   ===========   ============

                                              TAXABLE FIXED INCOME SERIES FUND
                                              --------------------------------
                                                    SHORT-TERM GOVERNMENT
                                                    ---------------------
                                                         BOND SERIES
                                                         -----------
                                         SIX MONTHS ENDED              YEAR ENDED
                                        DECEMBER 31, 2000            JUNE 30, 2000
                                     ------------------------   ------------------------
                                      SHARES        AMOUNT       SHARES        AMOUNT
                                     ---------   ------------   ---------   ------------
Shares sold.......................     211,349   $  2,113,890     401,246   $  3,986,251
Shares issued through reinvestment
 of dividends.....................      64,330        642,747     131,760      1,305,988
                                     ---------   ------------   ---------   ------------
                                       275,679      2,756,637     333,006      5,292,239
                                     ---------   ------------   ---------   ------------
Shares redeemed...................    (292,881)    (2,932,398)   (786,750)    (7,802,475)
                                     ---------   ------------   ---------   ------------
Net increase......................     (17,202)  $   (175,761)   (253,744)  $ (2,510,236)
                                     =========   ============   =========   ============


                                               TAXABLE FIXED INCOME SERIES FUND
                                               --------------------------------
                                                     LONG-TERM BOND SERIES
                                                     ---------------------
                                         SIX MONTHS ENDED                YEAR ENDED
                                        DECEMBER 31, 2000              JUNE 30, 2000
                                    --------------------------   --------------------------
                                      SHARES         AMOUNT        SHARES         AMOUNT
                                    -----------   ------------   -----------   ------------
Shares sold.......................      292,729   $  2,923,553       619,412   $  6,105,733
Shares issued through reinvestment
 of dividends.....................      104,848      1,042,452       244,530      2,437,007
                                    -----------   ------------   -----------   ------------
                                        397,577      3,966,005       863,942      8,542,740
                                    -----------   ------------   -----------   ------------
Shares redeemed...................     (359,763)    (3,576,349)     (827,812)    (8,161,692)
                                    -----------   ------------   -----------   ------------
Net increase......................       37,814   $    389,656        36,130   $    381,048
                                    ===========   ============   ===========   ============

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 2000 (unaudited) (continued)

--------------------------------------------------------------------------------

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. Government obligations and short-term notes for the six months ended December 31, 2000 were:

                                                               PURCHASES       SALES
                                                              -----------   -----------
Growth Fund.................................................  $24,012,059   $30,300,049
Asset Allocation Fund.......................................  $ 1,956,087   $ 2,623,493
Tax Exempt Bond Fund........................................  $ 2,789,669   $ 3,182,063
Short-Term Govt. Bond Series................................  $   737,293   $   591,803
Long-Term Bond Series.......................................  $   900,000   $    29,742

For the six months ended December 31, 2000, the aggregate cost of purchases and proceeds from sales of U.S. Government Securities were:

Asset Allocation Fund.......................................  $        0   $  886,376
Short-Term Govt. Bond Series................................  $  500,330   $  768,903
Long-Term Bond Series.......................................  $1,011,563   $2,956,596

For both Federal income tax and financial statement purposes, the cost of investments at December 31, 2000 was $131,279,219 for the Growth Fund, $17,498,815 for the Asset Allocation Fund, $14,936,045 for the Tax Exempt Bond Fund, $64,362,454 for the Money Market Series, $26,805,576 for the Short-Term Government Bond Series, and $41,114,204 for the Long-Term Bond Series.

The gross unrealized appreciation/depreciation for book and tax purposes at December 31, 2000 consisted of the following:

                                                              APPRECIATION    DEPRECIATION
                                                              ------------    ------------
Growth Fund.................................................  $63,611,775      $6,610,671
Asset Allocation Fund.......................................  $ 5,562,245      $1,003,890
Tax Exempt Bond Fund........................................  $   637,481      $   50,793
Short-Term Government Bond Series...........................  $   297,270      $   47,473
Long-Term Bond Series.......................................  $   989,831      $  310,622

NOTE (E) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, Country Trust Bank (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund 0.75%; Asset Allocation Fund 0.75%; Tax Exempt Bond Fund 0.50%; Money Market Series 0.50%; Short-Term Government Bond Series 0.50%; and Long-Term Bond Series 0.75%. These fees are accrued daily and paid to the Advisor monthly. Country Trust Company serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund, Asset Allocation Fund, Tax Exempt Fund, Money Market Series, Short-Term Government Bond Series and Long-Term Bond Series for the six months ended December 31, 2000 were: $15,546, $2,090, $2,795, $3,939, $2,000 and $2,803, respectively.

For the period January 2, 1997(commencement of operations) through June 30, 1997, the Advisor voluntarily agreed to reduce its fees and reimburse the Short-Term Government Bond Series and the Long-Term Bond Series to the extent total annualized expenses exceeded 1.32% and 1.57% of the Funds average daily net assets. Effective July 1, 1997, the Advisor agreed to continue to reduce its fees and reimburse the Funds to the extent total annualized expenses exceed 0.98%. Effective November 1, 1997, the Advisor agreed to continue to reduce its fees and reimburse the Funds to the extent total annualized expenses exceed 0.85% of average daily net assets. Effective April 1, 2000 the Advisor agreed to reduce its fees and reimburse the Tax Exempt Bond Fund to the extent expenses exceed 0.85% of average daily net assets.

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS December 31, 2000 (unaudited) (continued)

--------------------------------------------------------------------------------

Investment advisory fees, for the six months ended December 31, 2000, are as follows:

                                                                                     EXPENSES
                                                                                      WAIVED
                                                                                       AND
                                                              ADVISORY   ADVISORY   REIMBURSED
                                                                FEE        FEE      BY ADVISOR
                                                              --------   --------   ----------
Tax Exempt Bond Fund........................................    0.50%    $ 39,840    $20,424
Short-Term Government Bond Series...........................    0.50%    $ 68,791    $14,626
Long-Term Bond Series.......................................    0.75%    $154,190    $57,909

The legal counsel to the Fund also serves as in-house counsel to the Advisor and as secretary to the Fund. Fees paid by the Growth Fund, Asset Allocation Fund, Tax Exempt Bond Fund, Money Market Series, Short-Term Government Bond Series and Long-Term Bond Series during the six months ended December 31, 2000 were $2,723, $1,914, $1,914, $1,214, $1,021 and $1,021, respectively.

NOTE (F) DISTRIBUTION SERVICES AGREEMENTS: Quasar Distributors, LLC serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series, and the Long-Term Bond Series have each adopted a Plan of Distribution (the "Plans"), effective April 1, 1993. The Plans permit the participating Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans, is 0.25% of the average daily net assets of each Fund or Series. For the six months ended December 31, 2000, the annualized Rule 12b-1 Plan expenses incurred for the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series were 0.10%, 0.10%, 0.10%, 0.10%, and 0.10% of average net assets, respectively.

NOTE (G) SHAREHOLDER CONCENTRATION: On December 31, 2000, three shareholders held approximately 57.9% of the shares outstanding of the Growth Fund, two shareholders held approximately 80.2% of the shares outstanding of the Asset Allocation Fund, two shareholders held approximately 20.7% of the shares outstanding of the Tax Exempt Bond Fund, two shareholders held approximately 84.2% of the shares outstanding of the Money Market Series, four shareholders held approximately 98.8% of the shares outstanding of the Short-Term Government Bond Series, and three shareholders held approximately 97.3% of the shares outstanding of the Long-Term Bond Series.